UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-06718

Dreyfus Investment Grade Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	7/31
Date of reporting period:	1/31/16

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Inflation Adjusted Securities Fund

SEMIANNUAL REPORT January 31, 2016

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Inflation Adjusted Securities Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Inflation Adjusted Securities Fund, covering the six-month period from August 1, 2015, through January 31, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The reporting period was a time of varied and, at times, conflicting economic influences. On one hand, the U.S. economy continued to grow as domestic labor markets posted significant gains, housing markets recovered, and lower fuel prices put cash in consumers’ pockets. Indeed, these factors, along with low inflation, prompted the Federal Reserve Board in December to raise short-term interest rates for the first time in nearly a decade.

On the other hand, the global economy continued to disappoint, particularly in China and other emerging markets, when reduced industrial demand and declining currency values sparked substantial declines in commodity prices. These developments proved especially challenging for financial markets in January, when stocks and riskier sectors of the bond market fell sharply. In contrast, U.S. government securities gained value during the ensuing flight to quality.

Market volatility is likely to persist until commodity prices stabilize and global economic sentiment improves. We expect to see wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets over the months ahead, suggesting that selectivity may be an important determinant of investment success. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
February 16, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of August 1, 2015, through January 31, 2016, as provided by Robert Bayston, CFA, David Horsfall, CFA, and Nate Pearson, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended January 31, 2016, Dreyfus Inflation Adjusted Securities Fund’s Class I shares produced a total return of –0.37%, Investor shares returned –0.47%, and Class Y shares returned –0.27%.1 In comparison, the fund’s benchmark, the Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index (the “Index”), produced a –0.20% total return for the same period.2

Treasury Inflation Protected Securities (“TIPS”) provided a modestly negative total return over the reporting period in an environment of falling commodity prices and low inflation expectations. The fund slightly lagged its benchmark, mainly due to a longer-than-average duration posture during December 2015.

The Fund’s Investment Approach

The fund seeks returns that exceed the rate of inflation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in inflation-indexed securities, which are fixed income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation. The fund invests primarily in high-quality, U.S. dollar-denominated, inflation-indexed securities. To a limited extent, the fund may invest in foreign currency-denominated, inflation-protected securities and other fixed income securities not adjusted for inflation, which are rated investment grade or the unrated equivalent determined by Dreyfus. These other securities may include U.S. government bonds and notes, corporate bonds, mortgage-related securities, and asset-backed securities. The fund seeks to keep its average effective duration between 2 and 10 years, and the fund may invest in securities of any maturity without restriction.

Falling Commodity Prices Kept Inflation Low

Worries about the impact of global economic instability on U.S. exporters and declining commodity prices on domestic energy producers contributed to decelerating domestic economic growth over the reporting period. As a result, U.S. GDP grew at a 2.0% annualized GDP growth rate over the third quarter of 2015 and an estimated 0.7% for the fourth quarter. Riskier investments, such as stocks and high yield bonds, lost considerable value in August 2015 after Chinese monetary authorities unexpectedly devalued the country’s currency. The ensuing flight to quality reintensified in January 2016 after new evidence of economic weakness in China again sent commodity prices lower.

The Federal Reserve Board (the “Fed”) cited global economic instability when it refrained from raising short-term interest rates in September and October, but robust U.S. employment growth prompted the Fed to hike the federal funds rate by 25 basis points at its December meeting. In January, the Fed held rates steady in a range between 0.25% and 0.50% due to concerns that global economic struggles and volatile financial markets might further dampen the U.S. recovery.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Yields of nominal U.S. Treasury securities generally remained steady over the reporting period amid robust global demand for high-quality U.S. investments. In contrast, TIPS lost a degree of value over the final five months of 2015, when falling energy prices produced a headline inflation rate near 0%, and the “breakeven rate” (the inflation rate at which nominal Treasuries and TIPS are equally attractive) moved toward historical lows. Seasonal factors also put downward pressure on TIPS prices. A market rally in January 2016 helped offset some of the market’s earlier weakness.

Duration Positioning Mildly Hampered Relative Performance

The fund produced modestly lower returns than its benchmark over the reporting period, as a modestly long duration posture in December 2015 briefly hurt relative performance. At other times during the reporting period, we maintained the fund’s average duration in a position that was roughly in line with market averages. Fund fees and expenses that are not reflected in the Index’s results also weighed on relative returns.

On a more positive note, overweighted exposure to TIPS with five-year maturities boosted participation in one of the market’s stronger maturity ranges. Relatively light positions among shorter-maturity securities further buoyed relative results.

Our security selection strategy did not materially influence the fund’s relative performance over the reporting period.

Positioned for Gradually Rising Inflationary Pressures

We expect ongoing strength in domestic labor markets to support continued U.S. economic growth in 2016, despite persistent headwinds from overseas markets. We recently have seen higher levels of wage inflation stemming from an improved labor market, and price inflation could rise somewhat as commodity prices stabilize. In addition, in our judgment, TIPS ended the reporting period with attractive valuations compared to their nominal counterparts.

In this environment, we have retained the fund’s market-neutral duration posture, and we have continued to focus on TIPS with five-year maturities. We currently expect the Fed to implement additional short-term rate hikes in 2016, and we are monitoring the market for opportunities to increase the fund’s holdings of shorter-term TIPS as their yields rise to more attractive levels.

February 16, 2016

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Interest payments on inflation-protected bonds will vary as the bond’s principal value is periodically adjusted based on the rate of inflation. If the index measuring inflation falls, the interest payable on these securities will be reduced. Any increase in the principal amount of an inflation-protected bond (which follows a rise in the relevant inflation index), will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

During periods of rising interest rates and flat or declining inflation rates, inflation-protected bonds can underperform. Inflation-protected bonds issued by corporations generally do not guarantee repayment of principal.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.

Investments in foreign currencies are subject to the risk that those currencies will decline in relative value to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.

4

The fund may use derivative instruments, such as options, futures, and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index is a rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury with 1 to 10 years of remaining maturity. It is a component (subset) of Barclays U.S. Treasury Inflation Protected Securities (TIPS). Investors cannot invest directly in any index.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Inflation Adjusted Securities Fund from August 1, 2015 to January 31, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended January 31, 2016
	Class I	Investor Shares	Class Y
Expenses paid per $1,000†	$ 2.66	$ 3.76	$ 2.16
Ending value (after expenses)	$ 996.30	$ 995.30	$ 997.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended January 31, 2016
	Class I	Investor Shares	Class Y
Expenses paid per $1,000†	$ 2.69	$ 3.81	$ 2.19
Ending value (after expenses)	$ 1,022.47	$ 1,021.37	$ 1,022.97

†  Expenses are equal to the fund’s annualized expense ratio of .53% for Class I, .75% for Investor Shares and .43% for Class Y, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
January 31, 2016 (Unaudited)

Bonds and Notes - 100.3%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
U.S. Government Securities - 100.3%
U.S. Treasury Inflation Protected Securities, Bonds	2.38	1/15/25	12,927,330	[a,b]	14,987,029
U.S. Treasury Inflation Protected Securities, Notes	0.13	4/15/17	12,651,541	[a]	12,664,800
U.S. Treasury Inflation Protected Securities, Notes	2.13	1/15/19	12,737,203	[a]	13,594,060
U.S. Treasury Inflation Protected Securities, Notes	0.13	4/15/19	9,745,830	[a]	9,801,098
U.S. Treasury Inflation Protected Securities, Notes	1.25	7/15/20	10,536,583	[a]	11,135,304
U.S. Treasury Inflation Protected Securities, Notes	0.63	7/15/21	5,582,225	[a]	5,731,957
U.S. Treasury Inflation Protected Securities, Notes	0.13	1/15/22	13,634,660	[a]	13,488,278
U.S. Treasury Inflation Protected Securities, Notes	0.13	7/15/22	10,756,253	[a,b]	10,651,563
U.S. Treasury Inflation Protected Securities, Notes	0.13	1/15/23	7,924,053	[a]	7,754,740
U.S. Treasury Inflation Protected Securities, Notes	0.38	7/15/23	8,104,297	[a]	8,090,366
U.S. Treasury Inflation Protected Securities, Notes	0.63	1/15/24	14,227,920	[a]	14,362,971
U.S. Treasury Inflation Protected Securities, Notes	0.13	7/15/24	9,151,156	[a]	8,884,903
U.S. Treasury Inflation Protected Securities, Notes	0.38	7/15/25	1,251,275	[a,b]	1,237,458
U.S. Treasury Inflation-Protected Securities, Notes	0.13	4/15/20	11,089,659	[a]	11,125,035
Total Bonds and Notes (cost $145,269,455)			143,509,562

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - .5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $743,108)	743,108	[c] 743,108
Total Investments (cost $146,012,563)	100.8%	144,252,670
Liabilities, Less Cash and Receivables	(.8%)	(1,202,821)
Net Assets	100.0%	143,049,849

a Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

b Security, or portion thereof, on loan. At January 31, 2016, the value of the fund’s securities on loan was $19,241,345 and the value of the collateral held by the fund was $19,532,147, consisting of U.S. Government & Agency securities.

c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government Securities	100.3
Money Market Investment	.5
100.8

† Based on net assets.

See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $19,241,345)—Note 1(b):
Unaffiliated issuers	145,269,455	143,509,562
Affiliated issuers	743,108	743,108
Receivable for investment securities sold		6,240,587
Dividends, interest and securities lending income receivable		56,713
Receivable for shares of Common Stock subscribed		3,040
Prepaid expenses		26,745
		150,579,755
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		57,770
Cash overdraft due to Custodian		17,291
Payable for investment securities purchased		7,099,276
Payable for shares of Common Stock redeemed		295,895
Accrued expenses		59,674
		7,529,906
Net Assets ($)		143,049,849
Composition of Net Assets ($):
Paid-in capital		160,695,645
Accumulated investment (loss)—net		(788,701)
Accumulated net realized gain (loss) on investments		(15,097,202)
Accumulated net unrealized appreciation (depreciation) on investments		(1,759,893)
Net Assets ($)		143,049,849

Net Asset Value Per Share	Class I	Investor Shares	Class Y
Net Assets ($)	14,846,959	19,269,841	108,933,049
Shares Outstanding	1,195,080	1,554,085	8,764,672
Net Asset Value Per Share ($)	12.42	12.40	12.43

See notes to financial statements.

9

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2016 (Unaudited)

Investment Income ($):
Income:
Interest	237,718
Dividends from affiliated issuers	619
Income from securities lending—Note 1(b)	13,344
Total Income	251,681
Expenses:
Management fee—Note 3(a)	249,018
Shareholder servicing costs—Note 3(b)	41,487
Professional fees	31,388
Directors’ fees and expenses—Note 3(c)	29,359
Registration fees	21,681
Prospectus and shareholders’ reports	5,896
Custodian fees—Note 3(b)	4,782
Loan commitment fees—Note 2	858
Miscellaneous	10,546
Total Expenses	395,015
Less—reduction in fees due to earnings credits—Note 3(b)	(16)
Net Expenses	394,999
Investment (Loss)—Net	(143,318)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(3,525,448)
Net unrealized appreciation (depreciation) on investments	2,739,747
Net Realized and Unrealized Gain (Loss) on Investments	(785,701)
Net (Decrease) in Net Assets Resulting from Operations	(929,019)

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015
Operations ($):
Investment income (loss)—net	(143,318)	115,578
Net realized gain (loss) on investments	(3,525,448)	(5,090,249)
Net unrealized appreciation (depreciation) on investments	2,739,747	(163,559)
Net Increase (Decrease) in Net Assets Resulting from Operations	(929,019)	(5,138,230)
Dividends to Shareholders from ($):
Investment income—net:
Class I	(68,383)	(177,999)
Investor Shares	(71,153)	(160,646)
Class Y	(505,556)	(1,353,505)
Total Dividends	(645,092)	(1,692,150)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class I	1,418,127	16,150,219
Investor Shares	1,072,733	5,366,351
Class Y	9,417,426	55,634,203
Dividends reinvested:
Class I	52,763	95,335
Investor Shares	69,317	155,202
Class Y	87,657	374,968
Cost of shares redeemed:
Class I	(6,545,479)	(29,110,224)
Investor Shares	(3,183,266)	(10,052,111)
Class Y	(39,796,062)	(80,174,612)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(37,406,784)	(41,560,669)
Total Increase (Decrease) in Net Assets	(38,980,895)	(48,391,049)
Net Assets ($):
Beginning of Period	182,030,744	230,421,793
End of Period	143,049,849	182,030,744
Accumulated (distributions in excess of) investment income (loss)—net	(788,701)	(291)

11

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015
Capital Share Transactions (Shares):
Class Ia
Shares sold	114,923	1,280,154
Shares issued for dividends reinvested	4,252	7,508
Shares redeemed	(530,491)	(2,282,189)
Net Increase (Decrease) in Shares Outstanding	(411,316)	(994,527)
Investor Shares
Shares sold	86,828	425,417
Shares issued for dividends reinvested	5,591	12,210
Shares redeemed	(257,660)	(801,030)
Net Increase (Decrease) in Shares Outstanding	(165,241)	(363,403)
Class Ya
Shares sold	760,731	4,389,505
Shares issued for dividends reinvested	7,064	29,496
Shares redeemed	(3,228,403)	(6,379,954)
Net Increase (Decrease) in Shares Outstanding	(2,460,608)	(1,960,953)

[a] During the period ended January 31, 2016, 12,430 Class I shares representing $154,419 were exchanged for 12,432 Class Y shares.

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	January 31, 2016	Year Ended July 31,
Class I Shares	(Unaudited)	2015	2014	2013[a]	2012	2011
Per Share Data ($):
Net asset value, beginning of period	12.51	12.89	12.80	14.42	13.68	12.83
Investment Operations:
Investment income (loss)—net[b]	(.07)	.01	.28	.26	.34	.62
Net realized and unrealized gain (loss) on investments	.02	(.30)	.07	(1.07)	.89	.76
Total from Investment Operations	(.05)	(.29)	.35	(.81)	1.23	1.38
Distributions:
Dividends from investment income-net	(.04)	(.09)	(.26)	(.28)	(.37)	(.50)
Dividends from net realized gain on investments	-	-	-	(.53)	(.12)	(.03)
Total Distributions	(.04)	(.09)	(.26)	(.81)	(.49)	(.53)
Net asset value, end of period	12.42	12.51	12.89	12.80	14.42	13.68
Total Return (%)	(.37)[c]	(2.24)	2.76	(6.01)	9.16	10.95
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.53[d]	.52	.40	.37	.37	.40
Ratio of net expenses to average net assets	.53[d]	.52	.40	.37	.37	.40
Ratio of net investment income (loss) to average net assets	(1.17)[d]	.05	2.23	1.85	2.45	4.71
Portfolio Turnover Rate	20.11[c]	53.54	74.65	131.32	97.40	138.50
Net Assets, end of period ($ x 1,000)	14,847	20,099	33,537	305,695	308,977	206,693

a Effective July 1, 2013, the existing Institutional shares were redesignated as Class I shares.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

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FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	January 31, 2016	Year Ended January 31,
Investor Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	12.50	12.90	12.81	14.42	13.68	12.83
Investment Operations:
Investment income (loss)—net[a]	(.10)	(.03)	.24	.20	.29	.51
Net realized and unrealized gain (loss) on investments	.04	(.29)	.07	(1.05)	.89	.82
Total from Investment Operations	(.06)	(.32)	.31	(.85)	1.18	1.33
Distributions:
Dividends from investment income-net	(.04)	(.08)	(.22)	(.23)	(.32)	(.45)
Dividends from net realized gain on investments	-	-	-	(.53)	(.12)	(.03)
Total Distributions	(.04)	(.08)	(.22)	(.76)	(.44)	(.48)
Net asset value, end of period	12.40	12.50	12.90	12.81	14.42	13.68
Total Return (%)	(.47)[b]	(2.52)	2.44	(6.26)	8.80	10.60
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.75[c]	.74	.72	.70	.70	.73
Ratio of net expenses to average net assets	.75[c]	.74	.72	.70	.70	.73
Ratio of net investment income (loss) to average net assets	(1.69)[c]	(.25)	1.92	1.40	2.05	3.90
Portfolio Turnover Rate	20.11[b]	53.54	74.65	131.32	97.40	138.50
Net Assets, end of period ($ x 1,000)	19,270	21,488	26,864	36,559	63,053	46,476

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

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	Six Months Ended
	January 31, 2016	Year Ended January 31,
Class Y Shares	(Unaudited)	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	12.51	12.89	12.81	12.76
Investment Operations:
Investment income (loss)—net[b]	(.06)	.01	.28	.03
Net realized and unrealized gain (loss) on investments	.03	(.29)	.06	.05
Total from Investment Operations	(.03)	(.28)	.34	.08
Distributions:
Dividends from investment income-net	(.05)	(.10)	(.26)	(.03)
Net asset value, end of period	12.43	12.51	12.89	12.81
Total Return (%)	(.27)[c]	(2.19)	2.72	.60[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.43[d]	.41	.39	.36[d]
Ratio of net expenses to average net assets	.43[d]	.41	.39	.36[d]
Ratio of net investment income (loss) to average net assets	(1.04)[d]	.11	2.24	2.36[d]
Portfolio Turnover Rate	20.11[c]	53.54	74.65	131.32
Net Assets, end of period ($ x 1,000)	108,933	140,443	170,021	1

a From July 1, 2013 (commencement of initial offering) to July 31, 2013.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Inflation Adjusted Securities Fund (the “fund”) is a separate diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek returns that exceed the rate of inflation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 1.1 billion shares of $.001 par value Common Stock. The fund currently offers three classes of shares: Class I (500 million shares authorized), Investor (500 million shares authorized) and Class Y (100 million shares authorized). Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Investor shares are subject to a Shareholder Services Plan fee. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these

16

arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of January 31, 2016 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets($) Investments in Securities:
Mutual Funds	743,108	-	-	743,108
U.S. Treasury	-	143,509,562	-	143,509,562

18

At January 31, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended January 31, 2016, The Bank of New York Mellon earned $2,675 from lending portfolio securities, pursuant to the securities lending agreement.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended January 31, 2016 were as follows:

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Affiliated Investment Company	Value 7/31/2015 ($)	Purchases ($)	Sales ($)	Value 1/31/2016 ($)	Net Assets (%)
Dreyfus Institutional Preferred Plus Money Market Fund	1,101,095	20,207,697	20,565,684	743,108.5

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended January 31, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended January 31, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended July 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $10,465,270 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to July 31, 2015. The fund has $7,198,962 of short-term capital losses and $3,266,308 of long-term capital losses which can be carried forward for unlimited period.

20

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2015 was as follows: ordinary income $1,692,150. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million and prior to October 7, 2015, the unsecured credit facility with Citibank, N.A. was $430 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended January 31, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .30% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2016, the fund was charged $25,272 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended January 31, 2016, the fund was charged $2,959 for transfer agency services and $164 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $16.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended January 31, 2016, the fund was charged $4,782 pursuant to the custody agreement.

During the period ended January 31, 2016, the fund was charged $5,275 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $36,736, Shareholder Services Plan fees $4,069, custodian fees $12,000, Chief Compliance Officer fees $3,529 and transfer agency fees $1,436.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities during the period ended January 31, 2016, amounted to $33,036,510 and $69,249,832, respectively.

At January 31, 2016, accumulated net unrealized depreciation on investments was $1,759,893, consisting of $305,519 gross unrealized appreciation and $2,065,412 gross unrealized depreciation.

At January 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

22

NOTES

23

NOTES

24

NOTES

25

For More Information

Dreyfus Inflation Adjusted Securities Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class I: DIASX Investor: DIAVX Class Y: DAIYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0588SA0116

Dreyfus Intermediate Term Income Fund

SEMIANNUAL REPORT January 31, 2016

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Intermediate Term Income Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Intermediate Term Income Fund, covering the six-month period from August 1, 2015, through January 31, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The reporting period was a time of varied and, at times, conflicting economic influences. On one hand, the U.S. economy continued to grow as domestic labor markets posted significant gains, housing markets recovered, and lower fuel prices put cash in consumers’ pockets. Indeed, these factors, along with low inflation, prompted the Federal Reserve Board in December to raise short-term interest rates for the first time in nearly a decade.

On the other hand, the global economy continued to disappoint, particularly in China and other emerging markets, when reduced industrial demand and declining currency values sparked substantial declines in commodity prices. These developments proved especially challenging for financial markets in January, when stocks and riskier sectors of the bond market fell sharply. In contrast, U.S. government securities gained valued during the ensuing flight to quality.

Market volatility is likely to persist until commodity prices stabilize and global economic sentiment improves. We expect to see wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets over the months ahead, suggesting that selectivity may be an important determinant of investment success. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
February 16, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of August 1, 2015, through January 31, 2016, as provided by David Horsfall and David Bowser, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended January 31, 2016, Dreyfus Intermediate Term Income Fund’s Class A shares produced a total return of –1.07%, Class C shares returned –1.43%, Class I shares returned –0.84%, and Class Y shares returned –0.82%.1 In comparison, the fund’s benchmark, the Barclays U.S. Aggregate Bond Index, achieved a total return of 1.33% for the same period.2

Fixed income securities produced disparate returns over the reporting period, with intermediate-term U.S. government securities outperforming riskier corporate-backed bonds. The fund lagged its benchmark, mainly due to shortfalls among corporate bonds and commercial mortgage-backed securities.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities of U.S. and foreign issuers rated at least investment grade or the unrated equivalent, as determined by Dreyfus. These securities include: U.S. government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, inflation-indexed securities, asset-backed securities, mortgage-related securities (including CMOs), and foreign bonds. Typically, the fund can be expected to have an average effective maturity ranging between five and ten years, and an average effective duration ranging between three and eight years. For additional yield, the fund may invest up to 20% of its assets in fixed income securities rated below investment grade (“high yield” or “junk” bonds) to as low as Caa/CCC or the unrated equivalent, as determined by Dreyfus. The fund will focus primarily on U.S. securities but may invest up to 30% of its total assets in fixed income securities of foreign issuers, including those of issuers in emerging markets.

Volatility Roiled Bond Markets

The fund’s benchmark ended the reporting period with a modestly positive total return, masking heightened volatility over the time under review. Despite a sustained U.S. economic recovery, worries about economic instability in overseas markets dampened investor sentiment worldwide. More specifically, an economic slowdown in China and sharply falling commodity prices triggered a flight to quality over the summer, hurting riskier corporate bonds while sending prices of high-quality U.S. government securities higher. Market volatility continued through the fall when investors reacted to weak global economic data and expectations that the Federal Reserve Board (the “Fed”) would begin to raise short-term interest rates for the first time in nearly ten years, as indeed it did in December. The U.S. bond market remained turbulent in January 2016, when investors again worried that international weakness might derail the U.S. recovery, and demand for relative safe havens in the United States intensified further.

Intermediate-term U.S. government securities produced positive total returns in this challenging environment, but investment-grade corporate bonds lost some value, and high

3

DISCUSSION OF FUND PERFORMANCE (continued)

yield bonds fell more sharply as credit spreads widened. After an extended period of relatively strong results, commercial mortgage-backed securities gave back a portion of their earlier gains. In contrast, asset-backed securities and taxable municipal bonds fared relatively well.

Security Selections Dampened Fund Results

The fund’s relative performance was undermined mainly by our security selections among corporate bonds, as holdings from metals-and-mining companies and energy producers were hit hard by falling commodity prices. Overweighted exposure to high yield bonds weighed particularly heavily on relative results during a flight to quality that, in our view, punished fundamentally sound issuers along with their weaker counterparts.

The fund fared better in other areas. An overweighted position in asset-backed securities and holdings of taxable municipal bonds generally proved beneficial, as these U.S.-centric holdings generally were unaffected by global economic concerns.

Our interest rate strategies had relatively little impact on relative results. We set the fund’s average duration in a modestly short position over much of the reporting period to guard against the possibility of rising interest rates, but we shifted to a market-neutral stance in January.

At times, we employed futures contracts and currency forward contracts to help establish the fund’s interest rate and currency strategies, respectively, and we successfully used swap options to take advantage of changing inflation expectations.

Finding Value in Dislocated Sectors

Heightened market volatility appears likely to persist over the near term. Despite the adverse impact of global economic headwinds on U.S. exporters and commodities producers, most analysts currently expect the domestic economy to continue to grow, and the Fed to implement additional, modest rate hikes at some point in 2016.

As of the reporting period’s end, we have maintained a relatively cautious investment posture designed to protect the fund from market uncertainty and volatility. Yet, we are monitoring what we believe to be attractive opportunities in areas that may have been punished too severely during the downturn, and we are prepared to shift toward a more constructive investment posture as market conditions evolve.

February 16, 2016

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. The fixed income securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.

The fund may use derivative instruments, such as options, futures, and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

4

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures for Class I and Y shares reflect the absorption of certain fund expenses pursuant to an agreement by The Dreyfus Corporation which may be terminated after December 1, 2016. Had these expenses not been absorbed, the returns would have been lower.

2  Source: Lipper Inc. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Barclays U.S. Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities with an average maturity of one to ten years. Investors cannot invest directly in any index.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Intermediate Term Income Fund from August 1, 2015 to January 31, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended January 31, 2016
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.40	$8.04	$2.75	$2.50
Ending value (after expenses)	$989.30	$985.70	$991.60	$991.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended January 31, 2016
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.47	$8.16	$2.80	$2.54
Ending value (after expenses)	$1,020.71	$1,017.04	$1,022.37	$1,022.62

†  Expenses are equal to the fund’s annualized expense ratio of .88% for Class A, 1.61% for Class C, .55% for Class I and .50% for Class Y, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

January 31, 2016 (Unaudited)

Bonds and Notes - 103.0%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables - 4.7%
AmeriCredit Automobile Receivables Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	6,895,000		6,942,835
AmeriCredit Automobile Receivables Trust, Ser. 2012-1, Cl. D	4.72	3/8/18	5,965,000		6,033,088
AmeriCredit Automobile Receivables Trust, Ser. 2012-4, Cl. D	2.68	10/9/18	2,970,000		2,998,925
AmeriCredit Automobile Receivables Trust, Ser. 2012-5, Cl. D	2.35	12/10/18	2,190,000		2,205,314
AmeriCredit Automobile Receivables Trust, Ser. 2013-1, Cl. D	2.09	2/8/19	4,275,000		4,291,634
Capital Auto Receivables Asset Trust, Ser. 2013-1, Cl. D	2.19	9/20/21	6,240,000		6,241,224
Santander Drive Auto Receivables Trust, Ser. 2011-4, Cl. D	4.74	9/15/17	2,740,649		2,763,123
Santander Drive Auto Receivables Trust, Ser. 2012-2, Cl. C	3.20	2/15/18	39,028		39,064
Santander Drive Auto Receivables Trust, Ser. 2012-5, Cl. C	2.70	8/15/18	3,060,899		3,075,384
Santander Drive Auto Receivables Trust, Ser. 2012-6, Cl. D	2.52	9/17/18	3,980,000		4,006,402
Santander Drive Auto Receivables Trust, Ser. 2013-1, Cl. D	2.27	1/15/19	2,935,000		2,941,183
				41,538,176
Asset-Backed Ctfs./Home Equity Loans - .2%
Citigroup Mortgage Loan Trust, Ser. 2005-WF1, Cl. A5	5.01	2/25/35	333,244	[a]	340,805
First NLC Trust, Ser. 2005-2, Cl. M1	0.91	9/25/35	1,639,211	[a]	1,611,470
				1,952,275
Commercial Mortgage Pass-Through Ctfs. - 5.9%
Banc of America Commercial Mortgage Trust, Ser. 2007-2, Cl. AJ	5.65	4/10/49	2,325,000	[a]	2,313,571
Commercial Mortgage Trust, Ser. 2013-WWP, Cl. B	3.73	3/10/31	2,235,000	[b]	2,279,755
Commercial Mortgage Trust, Ser. 2013-WWP, Cl. C	3.54	3/10/31	2,645,000	[b]	2,612,071
Commercial Mortgage Trust, Ser. 2015-LC19, Cl. AM	3.53	2/10/48	2,535,000		2,549,784
Credit Suisse Mortgage Trust, Ser. 2014-USA, Cl. B	4.18	9/15/37	7,105,000	[b]	7,287,154
Credit Suisse Mortgage Trust, Ser. 2014-USA, Cl. C	4.34	9/15/37	3,500,000	[b]	3,492,836
Credit Suisse Mortgage Trust, Ser. 2014-USA, Cl. D	4.37	9/15/37	2,650,000	[b]	2,504,813
Credit Suisse Mortgage Trust, Ser. 2014-USA, Cl. E	4.37	9/15/37	2,800,000	[b]	2,495,406
Extended Stay America Trust, Ser. 2013-ESH7, Cl. C7	3.90	12/5/31	6,430,000	[b]	6,467,581
GAHR Commercial Mortgage Trust, Ser. 2015-NRF, Cl. DFX	3.38	12/15/19	3,180,000	[a,b]	3,055,172

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 103.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Commercial Mortgage Pass-Through Ctfs. - 5.9% (continued)
Hilton USA Trust, Ser. 2013-HLT, Cl. CFX	3.71	11/5/30	4,835,000	[b]	4,859,503
Houston Galleria Mall Trust, Ser. 2015-HGLR, Cl. A1A2	3.09	3/5/37	865,000	[b]	857,722
JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2013-LC11, Cl. C	3.96	4/15/46	2,305,000	[a]	2,210,856
Motel 6 Trust, Ser. 2015-MTL6, Cl. A2A2	2.61	2/5/30	6,500,000	[b]	6,535,305
UBS Commercial Mortgage Trust, Ser. 2012-C1, Cl. A3	3.40	5/10/45	1,815,000		1,884,861
				51,406,390
Consumer Discretionary - 3.5%
21st Century Fox America, Gtd. Debs.	7.63	11/30/28	2,670,000		3,384,975
21st Century Fox America, Gtd. Notes	4.00	10/1/23	500,000		527,377
Cox Communications, Sr. Unscd. Notes	6.25	6/1/18	4,110,000	[b]	4,431,710
CVS Pass-Through Trust, Pass Thru Certificates Notes	8.35	7/10/31	6,995,231	[b]	8,886,364
Dollar Tree, Gtd. Notes	5.75	3/1/23	2,210,000	[b]	2,339,837
Sky, Gtd. Notes	3.75	9/16/24	4,960,000	[b]	4,940,582
TCI Communications, Sr. Unscd. Debs.	7.88	2/15/26	355,000		492,179
Time Warner, Gtd. Debs.	5.35	12/15/43	5,790,000		5,756,117
				30,759,141
Consumer Staples - 1.8%
Kraft Heinz Foods, Gtd. Notes	3.95	7/15/25	2,355,000	[b]	2,418,470
Pernod Ricard, Sr. Unscd. Notes	4.45	1/15/22	1,795,000	[b]	1,901,321
Reynolds American, Gtd. Notes	3.75	5/20/23	3,190,000		3,250,425
Reynolds American, Gtd. Notes	4.85	9/15/23	4,595,000		5,023,452
Wm. Wrigley Jr., Sr. Unscd. Notes	3.38	10/21/20	3,325,000	[b]	3,428,434
				16,022,102
Energy - 4.0%
Carrizo Oil & Gas, Gtd. Notes	7.50	9/15/20	2,470,000		1,932,775
Carrizo Oil & Gas, Gtd. Notes	6.25	4/15/23	550,000		387,063
Columbia Pipeline Group, Gtd. Notes	4.50	6/1/25	2,910,000	[b]	2,629,718
Continental Resources, Gtd. Notes	5.00	9/15/22	1,265,000		890,244
Continental Resources, Gtd. Notes	3.80	6/1/24	1,955,000		1,265,237
Continental Resources, Gtd. Notes	4.90	6/1/44	630,000		342,123

8

Bonds and Notes - 103.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Energy - 4.0% (continued)
Energy Transfer Partners, Sr. Unscd. Notes	4.90	2/1/24	1,855,000		1,578,878
Energy Transfer Partners, Sr. Unscd. Notes	5.15	2/1/43	3,815,000		2,644,039
Ensco, Sr. Unscd. Notes	4.50	10/1/24	5,630,000	[c]	3,383,394
Freeport-McMoran Oil & Gas, Gtd. Notes	6.88	2/15/23	4,450,000		2,136,000
Kinder Morgan, Gtd. Notes	7.75	1/15/32	7,710,000		7,270,576
Laredo Petroleum, Gtd. Notes	7.38	5/1/22	1,205,000		900,738
Repsol Oil & Gas Canada, Sr. Unscd. Bonds	3.75	2/1/21	1,915,000		1,562,113
Sempra Energy, Sr. Unscd. Notes	6.50	6/1/16	3,060,000		3,114,171
Spectra Energy Partners, Sr. Unscd. Notes	4.75	3/15/24	995,000		965,366
Unit, Gtd. Notes	6.63	5/15/21	1,215,000		795,825
Whiting Petroleum, Gtd. Notes	5.75	3/15/21	2,190,000		1,385,175
Williams Partners, Sr. Unscd. Notes	4.50	11/15/23	1,980,000		1,468,037
Williams Partners, Sr. Unscd. Notes	6.30	4/15/40	920,000		659,374
				35,310,846
Financials - 15.7%
ABN AMRO Bank, Sr. Unscd. Notes	2.50	10/30/18	6,375,000	[b]	6,468,018
AerCap Ireland Capital, Gtd. Notes	4.63	10/30/20	950,000		938,125
AIG SunAmerica Global Financing X, Sr. Scd. Notes	6.90	3/15/32	1,175,000	[b]	1,495,650
American Express Credit, Sr. Unscd. Notes, Ser. F	2.60	9/14/20	2,060,000		2,073,895
Bank of America, Sr. Unscd. Notes	6.40	8/28/17	35,000		37,354
Bank of America, Sr. Unscd. Notes	1.66	1/15/19	5,720,000	[a]	5,711,260
Bank of America, Sr. Unscd. Notes	5.00	5/13/21	4,590,000		5,034,101
Bank of America, Sr. Unscd. Notes	4.00	4/1/24	2,120,000		2,165,438
Bank of America, Sub. Notes	5.70	5/2/17	785,000		817,999
Barclays, Sub. Notes	4.38	9/11/24	5,220,000		5,097,643
Boston Properties, Sr. Unscd. Notes	3.70	11/15/18	1,540,000		1,603,547
Cincinnati Financial, Sr. Unscd. Debs.	6.92	5/15/28	1,331,000		1,683,386
Cincinnati Financial, Sr. Unscd. Notes	6.13	11/1/34	1,797,000		2,115,676
CIT Group, Sr. Unscd. Notes	5.00	5/15/17	1,185,000	[c]	1,213,144

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 103.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Financials - 15.7% (continued)
Citigroup, Sr. Unscd. Notes	4.65	7/30/45	2,810,000		2,793,632
DDR, Sr. Unscd. Notes	4.75	4/15/18	3,410,000		3,578,416
Denali Borrower, Sr. Scd. Notes	5.63	10/15/20	2,495,000	[b]	2,632,225
Discover Financial Services, Sr. Unscd. Notes	5.20	4/27/22	6,400,000		6,972,550
Ford Motor Credit, Sr. Unscd. Notes, Ser. 1	1.33	3/12/19	8,215,000	[a]	7,968,821
General Electric Capital, Gtd. Notes	1.13	1/14/19	5,045,000	[a]	5,055,211
Goldman Sachs Group, Sr. Unscd. Notes	1.46	11/15/18	5,710,000	[a]	5,707,025
Goldman Sachs Group, Sr. Unscd. Notes	2.75	9/15/20	390,000		390,147
Goldman Sachs Group, Sr. Unscd. Notes	2.01	11/29/23	5,300,000	[a]	5,334,694
HSBC Holdings, Sr. Unscd. Notes	4.00	3/30/22	4,585,000		4,852,636
JPMorgan Chase & Co., Sr. Notes	4.25	10/1/27	2,360,000		2,357,963
JPMorgan Chase & Co., Sr. Unscd. Notes	6.00	1/15/18	2,055,000		2,215,066
JPMorgan Chase & Co., Sr. Unscd. Notes	4.35	8/15/21	1,605,000		1,715,339
Morgan Stanley, Sr. Unscd. Notes	5.55	4/27/17	3,720,000		3,897,206
Morgan Stanley, Sr. Unscd. Notes	5.50	7/28/21	1,215,000		1,360,674
Nisource Capital Markets, Sr. Unscd. Notes	7.86	3/27/17	105,000		111,057
Omega Healthcare Investors, Gtd. Notes	5.25	1/15/26	1,975,000		2,057,002
Pacific LifeCorp, Sr. Unscd. Notes	5.13	1/30/43	5,090,000	[b]	5,231,874
Prudential Financial, Jr. Sub. Notes	5.88	9/15/42	3,380,000	[a]	3,549,000
Quicken Loans, Gtd. Notes	5.75	5/1/25	2,070,000	[b]	1,950,975
Regency Centers, Gtd. Notes	5.88	6/15/17	156,000		164,594
Royal Bank of Scotland, Sub. Notes	9.50	3/16/22	5,995,000	[a]	6,393,931
Simon Property Group, Sr. Unscd. Notes	3.50	9/1/25	2,530,000	[c]	2,593,966
Synchrony Financial, Sr. Unscd. Notes	3.75	8/15/21	2,285,000		2,291,898
UBS Group Funding, Gtd. Notes	4.13	9/24/25	1,365,000	[b]	1,370,027
Vereit Operating Partnership, Gtd. Notes	2.00	2/6/17	2,765,000		2,732,511
Vereit Operating Partnership, Gtd. Notes	3.00	2/6/19	4,495,000		4,270,250
Volkswagen Group of America Finance, Gtd. Notes	1.25	5/23/17	2,100,000	[b]	2,058,323

10

Bonds and Notes - 103.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Financials - 15.7% (continued)
Volkswagen International Finance, Gtd. Notes	1.60	11/20/17	200,000	[b]	194,917
Wells Fargo & Co., Sub. Notes	4.30	7/22/27	3,470,000		3,573,503
Welltower, Sr. Unscd. Notes	5.13	3/15/43	3,985,000		4,103,873
ZFS Finance (USA) Trust V, Jr. Sub. Cap. Secs.	6.50	5/9/67	1,935,000	[a,b]	1,950,480
				137,885,022
Foreign/Governmental - 2.1%
Brazilian Government, Sr. Unscd. Notes	2.63	1/5/23	1,170,000		927,225
Comision Federal de Electricidad, Sr. Unscd. Notes	4.88	1/15/24	5,030,000	[b]	5,030,000
Hungarian Development Bank, Govt. Gtd. Notes	6.25	10/21/20	2,825,000	[b]	3,123,744
Mexican Government, Sr. Unscd. Notes	4.75	3/8/44	2,550,000		2,314,125
Petroleos Mexicanos, Gtd. Notes	5.50	1/21/21	2,030,000		2,002,087
Portuguese Government, Sr. Unscd. Notes	5.13	10/15/24	2,560,000	[b]	2,644,480
Uruguayan Government, Sr. Unscd. Notes	4.50	8/14/24	945,000	[c]	961,538
Uruguayan Government, Sr. Unscd. Notes	4.38	10/27/27	1,660,000		1,630,950
				18,634,149
Health Care - 2.4%
AmerisourceBergen, Sr. Unscd. Notes	3.25	3/1/25	1,535,000		1,514,844
Anthem, Sr. Unscd. Notes	2.30	7/15/18	4,250,000		4,280,030
Celgene, Sr. Unscsd. Notes	3.55	8/15/22	2,395,000		2,433,049
Fresenius Medical Care US Finance II, Gtd. Notes	4.13	10/15/20	1,590,000	[b]	1,616,831
Gilead Sciences, Sr. Unscd. Notes	3.65	3/1/26	2,325,000		2,377,940
Gilead Sciences, Sr. Unscd. Notes	4.75	3/1/46	3,030,000	[c]	3,098,399
Medtronic, Gtd. Notes	4.63	3/15/45	2,815,000		2,959,840
Zimmer Holdings, Sr. Unscd. Notes	3.55	4/1/25	2,400,000		2,342,803
				20,623,736
Industrials - .8%
ERAC USA Finance, Gtd. Notes	6.38	10/15/17	2,995,000	[b]	3,207,292
ERAC USA Finance, Gtd. Notes	3.85	11/15/24	500,000	[b]	505,696
United Rentals North America, Gtd. Notes	5.50	7/15/25	1,825,000		1,635,656
Waste Management, Gtd. Notes	6.10	3/15/18	1,700,000		1,853,858
				7,202,502

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 103.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Information Technology - .3%
Hewlett Packard Enterprise, Sr. Unscd. Notes	4.40	10/15/22	2,615,000	[b]	2,585,383
Materials - 1.5%
Agrium, Sr. Unscd. Bonds	4.13	3/15/35	1,075,000		874,973
Agrium, Sr. Unscd. Notes	3.38	3/15/25	1,700,000		1,525,947
Freeport-McMoRan, Gtd. Notes	5.45	3/15/43	5,050,000		2,017,374
Glencore Funding, Gtd. Notes	4.63	4/29/24	2,460,000	[b]	1,679,565
LYB International Finance, Gtd. Bonds	4.00	7/15/23	1,855,000		1,831,254
Mosaic, Sr. Unscd. Notes	4.25	11/15/23	3,370,000		3,273,753
Rio Tinto Finance USA, Gtd. Notes	3.75	6/15/25	2,500,000		2,247,055
				13,449,921
Municipal Bonds - 1.7%
California, GO (Build America Bonds)	7.30	10/1/39	3,705,000		5,217,937
New Jersey Economic Development Authority, School Facilities Construction Revenue	4.45	6/15/20	4,640,000		4,730,341
New York City, GO (Build America Bonds)	5.99	12/1/36	3,830,000		4,829,592
				14,777,870
Residential Mortgage Pass-Through Ctfs. - .0%
Credit Suisse First Boston Mortgage Securities, Ser. 2004-7, Cl. 6A1	5.25	10/25/19	64,785		65,818
Prudential Home Mortgage Securities, Ser. 1994-A, Cl. 5B	6.73	4/28/24	492	[a,b]	445
Residential Funding Mortgage Securities I Trust, Ser. 2004-S3, Cl. M1	4.75	3/25/19	84,366		83,641
				149,904
Telecommunications - 1.8%
Alcatel-Lucent USA, Gtd. Notes	6.75	11/15/20	1,234,000	[b]	1,331,178
AT&T, Sr. Unscd. Notes	1.32	11/27/18	4,410,000	[a]	4,411,945
Digicel, Gtd. Notes	6.75	3/1/23	1,030,000	[b]	890,950
Digicel, Sr. Unscd. Notes	6.00	4/15/21	1,290,000	[b]	1,130,363
Rogers Communications, Gtd. Notes	4.10	10/1/23	2,550,000		2,686,795
Verizon Communications, Sr. Unscd. Notes	5.15	9/15/23	2,345,000		2,598,401
West, Gtd. Notes	5.38	7/15/22	2,790,000	[b]	2,361,037
				15,410,669

12

Bonds and Notes - 103.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
U.S. Government Agency - .0%
Small Business Administration Participation Ctfs., Gov't Gtd. Debs., Ser. 97-J	6.55	10/1/17	21,518		22,055
U.S. Government Agencies/Mortgage-Backed - 30.1%
Federal Home Loan Mortgage Corp.
4.00%			25,755,000	d,e	27,496,517
3.50%, 4/1/45-8/1/45			12,253,122	d	12,838,920
4.00%, 11/1/43			17,445,644	d	18,725,388
5.00%, 10/1/18-9/1/40			368,002	d	403,951
5.50%, 11/1/22-5/1/40			364,894	d	396,106
6.00%, 7/1/17-6/1/22			213,680	d	235,718
6.50%, 9/1/29-3/1/32			3,654	d	4,291
7.00%, 11/1/31			74,328	d	83,730
7.50%, 12/1/25-1/1/31			5,604	d	5,977
8.00%, 10/1/19-1/1/28			3,659	d	4,458
8.50%, 7/1/30			401	d	519
Multiclass Mortgage Participation Ctfs., REMIC, Ser. 51, Cl. E, 10.00%, 7/15/20			24,229	d	26,069
Federal National Mortgage Association
3.00%			1,675,000	d,e	1,709,930
3.50%			5,090,000	d,e	5,379,442
2.95%, 3/25/26			2,660,000	d	2,675,794
2.99%, 1/1/26-1/25/26			6,456,600	d	6,558,779
3.00%, 12/1/25-4/1/43			36,765,170	d	38,224,377
3.05%, 8/1/25			1,781,600	d	1,837,801
3.23%, 1/1/26			3,035,000	d	3,171,259
3.50%, 11/1/44-11/1/45			62,914,639	d	66,076,376
4.00%, 12/1/43			2,742,135	d	2,950,497
5.00%, 5/1/18-5/1/42			13,874,078	d	15,379,999
5.50%, 8/1/22-8/1/40			5,635,225	d	6,347,263
6.00%, 1/1/19-1/1/38			464,900	d	519,449
6.50%, 3/1/26-10/1/32			38,624	d	44,206
7.00%, 2/1/29-6/1/32			20,401	d	22,886
7.50%, 11/1/27-3/1/31			3,988	d	4,309
8.00%, 12/1/25			5,733	d	6,214
Pass-Through Ctfs., REMIC, Ser. 1988-16, Cl. B, 9.50%, 6/25/18			7,976	d	8,306
Government National Mortgage Association I
5.50%, 4/15/33			780,740		887,392
6.50%, 4/15/28-7/15/32			12,785		14,791
7.00%, 4/15/28-9/15/31			3,369		3,910
7.50%, 12/15/26-11/15/30			1,303		1,323
8.00%, 5/15/26-10/15/30			9,005		9,340
8.50%, 4/15/25			2,007		2,253
9.00%, 10/15/27			7,166		7,287
9.50%, 11/15/17-2/15/25			5,365		5,445
Government National Mortgage Association II
4.50%			26,230,000	e	28,262,311
3.00%, 10/20/45-11/20/45			23,864,687		24,658,558
6.50%, 2/20/31-7/20/31			52,476		62,361
7.00%, 11/20/29			187		227
				265,053,729
U.S. Government Securities - 24.5%
U.S. Treasury Bonds	2.50	2/15/45	26,525,000	[c]	25,110,156
U.S. Treasury Bonds	3.00	5/15/45	24,875,000		26,078,900

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 103.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Government Securities - 24.5% (continued)
U.S. Treasury Floating Rate Notes	0.38	7/31/16	16,300,000	[a,c]	16,302,787
U.S. Treasury Floating Rate Notes	0.36	10/31/16	50,000	[a]	50,003
U.S. Treasury Floating Rate Notes	0.47	10/31/17	30,000,000	[a]	29,997,540
U.S. Treasury Notes	0.63	7/31/17	35,000,000		34,948,060
U.S. Treasury Notes	1.13	6/15/18	24,315,000		24,464,586
U.S. Treasury Notes	1.63	6/30/20	26,500,000		26,899,567
U.S. Treasury Notes	1.38	9/30/20	32,040,000		32,145,123
				215,996,722
Utilities - 2.0%
AES, Sr. Unscd. Notes	8.00	6/1/20	1,089,000	[c]	1,192,455
Calpine, Sr. Unscd. Notes	5.75	1/15/25	2,440,000		2,202,100
Cleveland Electric Illuminating, Sr. Unscd. Notes	5.70	4/1/17	473,000		490,040
Commonwealth Edison, First Mortgage Bonds	6.15	9/15/17	60,000		64,372
Consolidated Edison Company of New York, Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	675,000		698,613
Dominion Resources, Sr. Unscd. Notes	3.90	10/1/25	1,750,000		1,773,111
Dynegy, Gtd. Notes	7.38	11/1/22	2,465,000		2,193,850
Enel, Jr. Sub. Bonds	8.75	9/24/73	1,415,000	[a,b]	1,560,038
Enel Finance International, Gtd. Notes	6.00	10/7/39	805,000	[b]	911,469
Exelon Generation, Sr. Unscd. Notes	5.20	10/1/19	2,200,000		2,351,177
Exelon Generation, Sr. Unscd. Notes	6.25	10/1/39	355,000		315,856
Kentucky Utilities, First Mortgage Bonds	4.38	10/1/45	1,210,000		1,287,592
Louisville Gas & Electric, First Mortgage Bonds	4.38	10/1/45	1,410,000		1,487,850
Nevada Power, Mortgage Notes, Ser. R	6.75	7/1/37	395,000		518,197
Sierra Pacific Power, Mortgage Notes, Ser. P	6.75	7/1/37	550,000		705,487
				17,752,207
Total Bonds and Notes (cost $910,366,806)			906,532,799
Short-Term Investments - .3%

U.S. Treasury Bills	0.06	2/11/16	1,255,000	[f]	1,254,930
U.S. Treasury Bills	0.13	3/31/16	1,150,000	[f]	1,149,455
Total Short-Term Investments (cost $2,404,723)			2,404,385

14

Other Investment - 3.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $29,186,033)	29,186,033	[g] 29,186,033
Investment of Cash Collateral for Securities Loaned - .7%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund (cost $6,373,270)	6,373,270	[g] 6,373,270
Total Investments (cost $948,330,832)	107.3%	944,496,487
Liabilities, Less Cash and Receivables	(7.3%)	(64,322,762)
Net Assets	100.0%	880,173,725

GO—General Obligation

REMIC—Real Estate Mortgage Investment Conduit

a Variable rate security—interest rate subject to periodic change.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, these securities were valued at $125,354,714 or 14.24% of net assets.

c Security, or portion thereof, on loan. At January 31, 2016, the value of the fund’s securities on loan was $48,913,917 and the value of the collateral held by the fund was $50,466,301 consisting of cash collateral of $6,373,270 and U.S. Government & Agency securities valued at $44,093,031.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Purchased on a forward commitment basis.

f Held by or on behalf of a counterparty for open financial futures contracts.

g Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government and Agencies/Mortgage-Backed	54.6
Corporate Bonds	33.8
Commercial Mortgage-Backed	5.9
Asset-Backed	4.9
Short-Term/Money Market Investments	4.3
Foreign/Governmental	2.1
Municipal Bonds	1.7
Residential Mortgage-Backed	.0
107.3

† Based on net assets.

See notes to financial statements.

15

STATEMENT OF FINANCIAL FUTURES

January 31, 2016 (Unaudited)

	Contracts	Market Value Covered by Contracts ($)	Expiration	Unrealized Appreciation (Depreciation) at 01/31/2016 ($)

Financial Futures Long
Australian 3 Year Bond	462	36,619,953	March 2016	248,158
U.S. Treasury 5 Year Notes	91	10,981,141	March 2016	81,130
Financial Futures Short
U.S. Treasury 10 Year Notes	123	(15,938,109)	March 2016	(433,812)
Gross Unrealized Appreciation				329,288
Gross Unrealized Depreciation				(433,812)

See notes to financial statements.

16

STATEMENT OF OPTIONS WRITTEN

January 31, 2016 (Unaudited)

	Face Amount Covered by Contracts ($)[a]	Value ($)
Call Options:
Brazilian Real
February 2016 @ BRL 4.4	1,360,000	(1,694)
Euro
March 2016 @ EUR 1.06	1,350,000	(5,038)
Hungarian Forint
February 2016 @ HUF 302	1,385,000	(3)
South African Rand
March 2016 @ ZAR 16	1,335,000	(35,298)
South Korean Won
February 2016 @ KRW 1,210	1,370,000	(8,831)
Swedish Krona
February 2016 @ SEK 9.5	EUR 1,265,000	(1)
Put Options:
Brazilian Real
February 2016 @ BRL 3.5	1,360,000	(35)
Euro
March 2016 @ EUR 1.13	1,350,000	(1,687)
Total Options Written (premiums received $116,801)		(52,587)

a Face amount denominated in U.S. Dollars unless otherwise indicated.

See notes to financial statements.

17

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $48,913,917)—Note 1(c):
Unaffiliated issuers	912,771,529	908,937,184
Affiliated issuers	35,559,303	35,559,303
Cash		101,961
Cash denominated in foreign currency	16,971	16,628
Dividends, interest and securities lending income receivable		6,020,187
Receivable for investment securities sold		5,855,024
Cash collateral—Note 4		706,610
Receivable for shares of Common Stock subscribed		457,443
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		200,691
Unrealized appreciation on swap agreements—Note 4		155,057
Receivable for futures variation margin—Note 4		59,282
Prepaid expenses		54,111
		958,123,481
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		516,089
Payable for open mortgage dollar roll transactions—Note 4		62,587,785
Liability for securities on loan—Note 1(c)		6,373,270
Payable for investment securities purchased		5,937,494
Payable for shares of Common Stock redeemed		1,649,362
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		387,231
Payable for swap variation margin—Note 4		106,453
Outstanding options written, at value (premiums received $116,801)—See Statement of Options Written—Note 4		52,587
Accrued expenses		339,485
		77,949,756
Net Assets ($)		880,173,725
Composition of Net Assets ($):
Paid-in capital		893,910,814
Accumulated distributions in excess of investment income—net		(953,823)
Accumulated net realized gain (loss) on investments		(8,329,906)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions, swap transactions and foreign currency transactions [including ($104,524) net unrealized (depreciation) on financial futures and ($477,345) net unrealized (depreciation) on centrally cleared swap transactions]		(4,453,360)
Net Assets ($)		880,173,725

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	567,730,970	23,656,747	247,170,813	41,615,195
Shares Outstanding	42,635,895	1,776,681	18,566,908	3,124,397
Net Asset Value Per Share ($)	13.32	13.32	13.31	13.32

See notes to financial statements.

18

STATEMENT OF OPERATIONS
Six Months Ended January 31, 2016 (Unaudited)

Investment Income ($):
Income:
Interest	14,369,195
Dividends from affiliated issuers	6,820
Income from securities lending—Note 1(c)	98,920
Total Income	14,474,935
Expenses:
Management fee—Note 3(a)	2,059,920
Shareholder servicing costs—Note 3(c)	1,356,120
Directors’ fees and expenses—Note 3(d)	121,213
Distribution fees—Note 3(b)	91,244
Custodian fees—Note 3(c)	59,631
Professional fees	53,405
Registration fees	32,784
Prospectus and shareholders’ reports	29,736
Loan commitment fees—Note 2	6,310
Miscellaneous	37,667
Total Expenses	3,848,030
Less—reduction in expenses due to undertaking—Note 3(a)	(214,421)
Less—reduction in fees due to earnings credits—Note 3(c)	(598)
Net Expenses	3,633,011
Investment Income—Net	10,841,924
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	200,507
Net realized gain (loss) on options transactions	(881,162)
Net realized gain (loss) on financial futures	(210,154)
Net realized gain (loss) on swap transactions	328,425
Net realized gain (loss) on forward foreign currency exchange contracts	533,369
Net Realized Gain (Loss)	(29,015)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(19,304,670)
Net unrealized appreciation (depreciation) on options transactions	375,419
Net unrealized appreciation (depreciation) on financial futures	(202,160)
Net unrealized appreciation (depreciation) on swap transactions	(322,288)
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(507,163)
Net Unrealized Appreciation (Depreciation)	(19,960,862)
Net Realized and Unrealized Gain (Loss) on Investments	(19,989,877)
Net (Decrease) in Net Assets Resulting from Operations	(9,147,953)

See notes to financial statements.

19

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015
Operations ($):
Investment income—net	10,841,924	17,495,596
Net realized gain (loss) on investments	(29,015)	8,907,794
Net unrealized appreciation (depreciation) on investments	(19,960,862)	(15,184,516)
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,147,953)	11,218,874
Dividends to Shareholders from ($):
Investment income—net:
Class A	(7,450,192)	(13,210,622)
Class C	(213,086)	(318,485)
Class I	(3,435,059)	(5,246,543)
Class Y	(608,657)	(965,293)
Net realized gain on investments:
Class A	(4,895,337)	(3,536,421)
Class C	(202,734)	(137,480)
Class I	(2,096,287)	(1,140,561)
Class Y	(350,166)	(208,640)
Total Dividends	(19,251,518)	(24,764,045)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	23,827,680	72,323,422
Class C	2,188,655	2,234,655
Class I	32,949,727	70,605,752
Class Y	1,128,404	33,385,701
Dividends reinvested:
Class A	11,164,869	14,962,128
Class C	299,076	322,143
Class I	5,150,946	5,922,442
Class Y	695,546	693,928
Cost of shares redeemed:
Class A	(86,635,623)	(170,063,112)
Class C	(2,686,637)	(5,883,672)
Class I	(20,082,455)	(74,931,259)
Class Y	(4,508,734)	(10,809,403)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(36,508,546)	(61,237,275)
Total Increase (Decrease) in Net Assets	(64,908,017)	(74,782,446)
Net Assets ($):
Beginning of Period	945,081,742	1,019,864,188
End of Period	880,173,725	945,081,742
Distributions in excess of investment income—net	(953,823)	(88,753)

20

	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015
Capital Share Transactions (Shares):
Class A
Shares sold	1,760,061	5,181,729
Shares issued for dividends reinvested	831,728	1,074,080
Shares redeemed	(6,394,467)	(12,206,305)
Net Increase (Decrease) in Shares Outstanding	(3,802,678)	(5,950,496)
Class C
Shares sold	161,480	160,728
Shares issued for dividends reinvested	22,318	23,139
Shares redeemed	(198,293)	(423,087)
Net Increase (Decrease) in Shares Outstanding	(14,495)	(239,220)
Class Ia
Shares sold	2,425,368	5,070,870
Shares issued for dividends reinvested	383,889	425,244
Shares redeemed	(1,481,638)	(5,380,606)
Net Increase (Decrease) in Shares Outstanding	1,327,619	115,508
Class Ya
Shares sold	84,317	2,408,005
Shares issued for dividends reinvested	51,891	49,871
Shares redeemed	(331,537)	(781,792)
Net Increase (Decrease) in Shares Outstanding	(195,329)	1,676,084

[a] During the period ended January 31, 2016, 7,858 Class I shares representing $110,525 were exchanged for 7,853 Class Y shares and during the period ended July 31, 2015, 338,686 Class I shares representing $18,680,003 were exchanged for 1,338,109 Class Y shares.

See notes to financial statements.

21

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
January 31, 2016		Year Ended July 31,
Class A Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	13.74	13.94	13.59	14.08	13.44	13.15
Investment Operations:
Investment income—net[a]	.15	.23	.26	.26	.25	.41
Net realized and unrealized gain (loss) on investments	(.29)	(.09)	.42	(.29)	.71	.33
Total from Investment Operations	(.14)	.14	.68	(.03)	.96	.74
Distributions:
Dividends from Investment income—net	(.17)	(.27)	(.31)	(.33)	(.32)	(.45)
Dividends from net realized gain on investments	(.11)	(.07)	(.02)	(.13)	—	—
Total Distributions	(.28)	(.34)	(.33)	(.46)	(.32)	(.45)
Net asset value, end of period	13.32	13.74	13.94	13.59	14.08	13.44
Total Return (%)[b]	(1.07)[c]	.97	5.06	(.24)	7.26	5.75
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.92[d]	.91	.89	.86	.89	.88
Ratio of net expenses to average net assets	.88[d]	.88	.89	.86	.89	.88
Ratio of net investment income to average net assets	2.28[d]	1.68	1.89	1.82	1.80	3.14
Portfolio Turnover Rate[e]	146.02[c]	370.87	370.61	447.47	464.84	371.17
Net Assets, end of period ($ x 1,000)	567,731	638,060	730,091	848,610	990,446	1,110,179

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2016, July 31, 2015, 2014, 2013, 2012 and 2011 were 68.92%, 163.34%, 160.57%, 227.13%, 205.07% and 156.79%, respectively.

See notes to financial statements.

22

Six Months Ended
January 31, 2016		Year Ended July 31,
Class C Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	13.74	13.94	13.59	14.08	13.44	13.15
Investment Operations:
Investment income—net[a]	.11	.13	.16	.15	.15	.32
Net realized and unrealized gain (loss) on investments	(.30)	(.09)	.42	(.28)	.72	.33
Total from Investment Operations	(.19)	.04	.58	(.13)	.87	.65
Distributions:
Dividends from Investment income—net	(.12)	(.17)	(.21)	(.23)	(.23)	(.36)
Dividends from net realized gain on investments	(.11)	(.07)	(.02)	(.13)	—	—
Total Distributions	(.23)	(.24)	(.23)	(.36)	(.23)	(.36)
Net asset value, end of period	13.32	13.74	13.94	13.59	14.08	13.44
Total Return (%)[b]	(1.43)[c]	.24	4.29	(.99)	6.49	5.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.65[d]	1.64	1.63	1.61	1.63	1.59
Ratio of net expenses to average net assets	1.61[d]	1.61	1.63	1.61	1.63	1.59
Ratio of net investment income to average net assets	1.55[d]	.95	1.15	1.08	1.07	2.44
Portfolio Turnover Rate[e]	146.02[c]	370.87	370.61	447.47	464.84	371.17
Net Assets, end of period ($ x 1,000)	23,657	24,610	28,295	34,259	43,439	41,001

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2016, July 31, 2015, 2014, 2013, 2012 and 2011 were 68.92%, 163.34%, 160.57%, 227.13%, 205.07% and 156.79%, respectively.

See notes to financial statements.

23

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
January 31, 2016		Year Ended July 31,
Class I Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	13.74	13.93	13.59	14.08	13.44	13.14
Investment Operations:
Investment income—net[a]	.18	.28	.31	.29	.28	.46
Net realized and unrealized gain (loss) on investments	(.31)	(.09)	.41	(.28)	.72	.34
Total from Investment Operations	(.13)	.19	.72	.01	1.00	.80
Distributions:
Dividends from Investment income—net	(.19)	(.31)	(.36)	(.37)	(.36)	(.50)
Dividends from net realized gain on investments	(.11)	(.07)	(.02)	(.13)	—	—
Total Distributions	(.30)	(.38)	(.38)	(.50)	(.36)	(.50)
Net asset value, end of period	13.31	13.74	13.93	13.59	14.08	13.44
Total Return (%)	(.84)[b]	1.31	5.34	.01	7.59	6.09
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.63[c]	.63	.62	.61	.69	.55
Ratio of net expenses to average net assets	.55[c]	.55	.55	.58	.69	.55
Ratio of net investment income to average net assets	2.62[c]	2.02	2.23	2.12	1.99	3.46
Portfolio Turnover Rate[d]	146.02[b]	370.87	370.61	447.47	464.84	371.17
Net Assets, end of period ($ x 1,000)	247,171	236,789	238,569	259,454	90,383	26,085

a Based on average shares outstanding.

b Not annualized.

c Annualized.

d The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2016, July 31, 2015, 2014, 2013, 2012 and 2011 were 68.92%, 163.34%, 160.57%, 227.13%, 205.07% and 156.79%, respectively.

See notes to financial statements.

24

Six Months Ended
January 31, 2016		Year Ended July 31,
Class Y Shares	(Unaudited)	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	13.74	13.94	13.59	13.59
Investment Operations:
Investment income—net[b]	.18	.30	.29	.02
Net realized and unrealized gain (loss) on investments	(30)	(.11)	.45	.01
Total from Investment Operations	(.12)	.19	.74	.03
Distributions:
Dividends from Investment income—net	(.19)	(.32)	(.37)	(.03)
Dividends from net realized gain on investments	(.11)	(.07)	(.02)	—
Total Distributions	(.30)	(.39)	(.39)	(.03)
Net asset value, end of period	13.32	13.74	13.94	13.59
Total Return (%)	(.82)[c]	1.36	5.50	.22[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.53[d]	.53	.52	.46[d]
Ratio of net expenses to average net assets	.50[d]	.50	.52	.46[d]
Ratio of net investment income to average net assets	2.66[d]	2.08	2.26	1.97[d]
Portfolio Turnover Rate[e]	146.02[c]	370.87	370.61	447.47
Net Assets, end of period ($ x 1,000)	41,615	45,622	22,909	1

a From July 1, 2013 (commencement of initial offering) to July 31, 2013.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2016, July 31, 2015, 2014 and 2013 were 68.92%, 163.34%, 160.57% and 227.13%, respectively.

See notes to financial statements.

25

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Intermediate Term Income Fund (the “fund”) is a separate diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 1.3 billion shares of $.001 par value Common Stock. The fund currently offers four classes of shares: Class A (500 million shares authorized), Class C (200 million shares authorized), Class I (500 million shares authorized) and Class Y (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

26

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1

28

of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of January 31, 2016 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	–	43,490,451	–	43,490,451
Commercial Mortgage-Backed	–	51,406,390	–	51,406,390
Corporate Bonds†	–	297,001,529	–	297,001,529
Foreign Government	–	18,634,149	–	18,634,149
Municipal Bonds†	–	14,777,870	–	14,777,870
Mutual Funds	35,559,303	–	–	35,559,303
Residential Mortgage-Backed	–	149,904	–	149,904
U.S. Government Agencies/Mortgage-Backed	–	265,075,784	–	265,075,784
U.S. Treasury	–	218,401,107	–	218,401,107
Other Financial Instruments:
Financial Futures††	329,288	–	–	329,288
Forward Foreign Currency Exchange Contracts††	–	200,691	–	200,691
Swaps††	–	155,057	–	155,057
Liabilities ($)
Other Financial Instruments:
Financial Futures††	(433,812)	–	–	(433,812)
Forward Foreign Currency Exchange Contracts††	–	(387,231)	–	(387,231)
Options Written	–	(52,587)	–	(52,587)
Swaps††	–	(477,345)	–	(477,345)

†  See Statement of Investments for additional detailed categorizations.

††  Amount shown represents unrealized appreciation (depreciation) at period end.

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At January 31, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended January 31, 2016,

30

The Bank of New York Mellon earned $19,725 from lending portfolio securities, pursuant to the securities lending agreement.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended January 31, 2016 were as follows:

Affiliated Investment Company	Value 7/31/2015 ($)	Purchases ($)	Sales ($)	Value 1/31/2016 ($)	Net Assets (%)
Dreyfus Institutional Preferred Plus Money Market Fund	16,259,692	126,802,732	113,876,391	29,186,033	3.3
Dreyfus Institutional Cash Advantage Fund	18,179,546	32,332,331	44,138,607	6,373,270.7
Total	34,439,238	159,135,063	158,014,998	35,559,303	4.0

(e) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended January 31, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended January 31, 2016, the fund did not incur any interest or penalties.

Each tax year in the three year period ended July 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2015 was as follows: ordinary income $23,891,551 and long-term capital gains $872,494. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million and prior to October 7, 2015, the unsecured credit facility with Citibank, N.A. was $430 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended January 31, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .45% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from August 1, 2015 through December 1, 2016 for Class I and Class Y shares, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of the fund’s Class I and Class Y shares (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .55% and .50% of the value of the respective class’ average daily net assets. Dreyfus also waived a portion of its fees for Class A and Class C

32

shares due to the undertakings for the other classes. The reduction in expenses, pursuant to the undertakings, amounted to $214,421 during the period ended January 31, 2016.

During the period ended January 31, 2016, the Distributor retained $447 from commissions earned on sales of the fund’s Class A shares and $490 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended January 31, 2016, Class C shares were charged $91,244 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2016, Class A and Class C shares were charged $753,688 and $30,415, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended January 31, 2016, the fund was charged $43,661 for transfer agency services and $6,081 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $598.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

determined based on net assets, geographic region and transaction activity. During the period ended January 31, 2016, the fund was charged $59,631 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended January 31, 2016, the fund was charged $4,608 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended January 31, 2016, the fund was charged $5,275 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $299,899, Distribution Plan fees $15,132, Shareholder Services Plan fees $125,361, custodian fees $69,334, Chief Compliance Officer fees $3,529 and transfer agency fees $31,150, which are offset against an expense reimbursement currently in effect in the amount of $28,316.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts, financial futures, options transactions and swap transactions during the period ended January 31, 2016, amounted to $1,505,399,734 and $1,664,492,664, respectively, of which $794,894,018 in purchases and $796,338,593 in sales were from mortgage dollar roll transactions.

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The fund accounts for mortgage dollar rolls as purchases and sales transactions.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce

34

its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended January 31, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at January 31, 2016 are set forth in the Statement of Financial Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in foreign currencies, or as a substitute for an investment. The fund is subject to market risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

The following summarizes the fund’s call/put options written during the period ended January 31, 2016:

		Options Terminated
	Premiums		Net Realized
Options Written:	Received ($)	Cost ($)	Gain (Loss) ($)
Contracts outstanding July 31, 2015
	859,713
Contracts written	503,681
Contracts terminated: Contracts closed Contracts expired
	309,507	2,127,755	(1,818,248)
	937,086	–	937,086
Total contracts terminated
	1,246,593	2,127,755	(881,162)
Contracts outstanding January 31, 2016
	116,801

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign

36

currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at January 31, 2016:

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases:
Bank of America
Australian Dollar,
Expiring
2/29/2016	1,840,000	1,281,689	1,300,406	18,717
Citigroup
Indian Rupee,
Expiring
3/31/2016	179,870,000	2,625,594	2,621,470	(4,124)
Goldman Sachs International
Mexican New Peso,
Expiring
3/31/2016	23,810,000	1,287,821	1,306,969	19,148
Norwegian Krone,
Expiring
2/29/2016	47,205,000	5,385,945	5,435,695	49,750
JP Morgan Chase Bank
Turkish Lira,
Expiring
3/31/2016	3,990,000	1,303,143	1,326,661	23,518

37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts		Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Sales:
Bank of America
New Zealand Dollar,
Expiring
2/29/2016	4,130,000	2,667,071	2,669,552	(2,481)
Swiss Franc,
Expiring
2/29/2016	2,625,000	2,589,345	2,565,632	23,713
Thai Baht,
Expiring
3/31/2016	191,920,000	5,260,244	5,361,967	(101,723)
Barclays Bank
Taiwan Dollar,
Expiring
3/31/2016	44,510,000	1,327,468	1,335,539	(8,071)
Citigroup
Taiwan Dollar,
Expiring
3/31/2016	176,430,000	5,214,161	5,293,848	(79,687)
Goldman Sachs International
Japanese Yen,
Expiring
2/29/2016	319,900,000	2,633,782	2,643,846	(10,064)
South Korean Won,
Expiring
3/31/2016	1,568,660,000	1,295,075	1,306,400	(11,325)
JP Morgan Chase Bank
Canadian Dollar,
Expiring
2/29/2016	1,790,000	1,255,708	1,277,741	(22,033)
Euro,
Expiring
2/29/2016	5,095,000	5,521,859	5,523,335	(1,476)
Hong Kong Dollar,
Expiring
1/19/2017	10,420,000	1,319,488	1,333,404	(13,916)
Malaysian Ringgit,
Expiring
3/31/2016	5,420,000	1,234,202	1,298,523	(64,321)
Peruvian New Sol,
Expiring
10/21/2016	18,142,000	5,114,024	5,048,179	65,845

38

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts		Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Sales: (continued)
JP Morgan Chase Bank (continued)
South African Rand,
Expiring
3/31/2016	24,770,000	1,483,722	1,540,386	(56,664)
South Korean Won,
Expiring
3/31/2016	1,622,181,000	1,339,627	1,350,973	(11,346)
Gross Unrealized Appreciation				200,691
Gross Unrealized Depreciation				(387,231)

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments

39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap transactions in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open interest rate swaps entered into by the fund at January 31, 2016:

OTC Interest Rate Swaps

Notional Amount ($)	Currency/ Floating Rate	Counterparty	(Pay) Receive Fixed Rate (%)	Expiration	Unrealized Appreciation ($)
80,650,000	USD - 1 YEAR US CPI URBAN CONSUMERS NSA	Deutsche Bank	0.34	10/1/2016	86,859
159,970,000	USD - 1 YEAR US CPI URBAN CONSUMERS NSA	Deutsche Bank	0.41	10/2/2016	68,198

Gross Unrealized Appreciation					155,057

CPI—Consumer Price Index

NSA—Not Seasonally Adjusted

USD—United States Dollar

40

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on index issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. The following summarizes open credit default swaps entered into by the fund at January 31, 2016:

41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Centrally Cleared Credit Default Swaps

Reference Obligation ($)†	Notional Amount($) [1]	(Pay) Receive Fixed Rate (%)	Implied Credit Spread(%) [2]	Market Value ($)	Upfront Premiums Received (Paid) ($)	Unrealized (Depreciation) ($)
Purchased Contracts:[3]
Bank of America
DOW JONES CDX.NA.HY.25 INDEX
12/20/2020††	19,395,000	5.00	5.10	(91,822)	385,523	(477,345)

Gross Unrealized Depreciation						(477,345)

† Clearing House-Chicago Mercantile Exchange

†† Expiration Date

1 The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

2 Implied credit spreads, represented in absolute terms, utilized in determining the market value as of the period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

3 If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

42

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of January 31, 2016 is shown below:

	Derivative Assets ($)		Derivative Liabilities ($)
Interest rate risk [1,2]	484,345	Interest rate risk [1]	(433,812)
Foreign exchange risk [3]	200,691	Foreign exchange risk [3,4]	(439,818)
		Credit risk [2]	(477,345)
Gross fair value of derivatives contracts	685,036		(1,350,975)

Statement of Assets and Liabilities location:

1  Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.

2  Includes cumulative appreciation (depreciation) on swap agreements as reported in the swap tables in Note 4 Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on cleared swap agreements, are reported in the Statement of Assets and Liabilities.

3  Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

4  Outstanding options written, at value.

The effect of derivative instruments in the Statement of Operations during the period ended January 31, 2016 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Financial Futures [5]	Options Transactions [6]	Forward Contracts [7]	Swap Transactions [8]	Total
Interest rate	(210,154)	–	–	247,296	37,142
Foreign exchange	–	(881,162)	533,369	–	(347,793)
Credit	–	–	–	81,129	81,129
Total	(210,154)	(881,162)	533,369	328,425	(229,522)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Financial Futures [9]	Options Transactions [10]	Forward Contracts [11]	Swap Transactions[12]	Total
Interest rate	(202,160)	–	–	155,058	(47,102)
Foreign exchange	–	375,419	(507,163)	–	(131,744)
Credit	–	–	–	(477,346)	(477,346)
Total	(202,160)	375,419	(507,163)	(322,288)	(656,192)

Statement of Operations location:

5  Net realized gain (loss) on financial futures.

6  Net realized gain (loss) on options transactions.

7  Net realized gain (loss) on forward foreign currency exchange contracts.

8  Net realized gain (loss) on swap transactions.

43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

9  Net unrealized appreciation (depreciation) on financial futures.

10  Net unrealized appreciation (depreciation) on options transactions.

11  Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

12  Net unrealized appreciation (depreciation) on swap transactions.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At January 31, 2016, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Financial futures	329,288	(433,812)
Options	-	(52,587)
Forward contracts	200,691	(387,231)
Swaps	155,057	(477,345)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	685,036	(1,350,975)
Derivatives not subject to
Master Agreements	(329,288)	911,157
Total gross amount of assets
and liabilities subject to
Master Agreements	355,748	(439,818)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of January 31, 2016:†

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	[2]	Assets ($)
Bank of America	42,430		(42,430)	-		-
Deutsche Bank	155,057		-	-		155,057
Goldman Sachs International	68,898		(68,898)	-		-
JP Morgan Chase Bank	89,363		(89,363)	-		-
Total	355,748		(200,691)	-		155,057

44

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	[2]	Liabilities ($)
Bank of America	(104,204)		42,430	-		(61,774)
Barclays Bank	(8,071)		-	-		(8,071)
Citigroup	(85,540)		-	-		(85,540)
Goldman Sachs International	(72,244)		68,898	3,346		-
JP Morgan Chase Bank	(169,759)		89,363	-		(80,396)
Total	(439,818)		200,691	3,346		(235,781)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2 In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
† See Statement of Investments for detailed information regarding collateral held for open financial futures contracts.

The following summarizes the average market value of derivatives outstanding during the period ended January 31, 2016:

Average Market Value ($)
Interest rate financial futures	117,405,240
Foreign currency options contracts	557,803
Forward contracts	70,384,265

The following summarizes the average notional value of swap agreements outstanding during the period ended January 31, 2016:

Average Notional Value ($)
Interest rate swap agreements	172,058,571
Credit default swap agreements	2,770,714

At January 31, 2016, accumulated net unrealized depreciation on investments was $3,834,345, consisting of $17,163,030 gross unrealized appreciation and $20,997,375 gross unrealized depreciation.

At January 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

45

For More Information

Dreyfus Intermediate Term Income Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DRITX Class C: DTECX Class I: DITIX Class Y: DITYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0082SA0116

Dreyfus Short Term Income Fund

SEMIANNUAL REPORT January 31, 2016

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Short Term Income Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Short Term Income Fund, covering the six-month period from August 1, 2015, through January 31, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The reporting period was a time of varied and, at times, conflicting economic influences. On one hand, the U.S. economy continued to grow as domestic labor markets posted significant gains, housing markets recovered, and lower fuel prices put cash in consumers’ pockets. Indeed, these factors, along with low inflation, prompted the Federal Reserve Board in December to raise short-term interest rates for the first time in nearly a decade.

On the other hand, the global economy continued to disappoint, particularly in China and other emerging markets, when reduced industrial demand and declining currency values sparked substantial declines in commodity prices. These developments proved especially challenging for financial markets in January, when stocks and riskier sectors of the bond market fell sharply. In contrast, U.S. government securities gained valued during the ensuing flight to quality.

Market volatility is likely to persist until commodity prices stabilize and global economic sentiment improves. We expect to see wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets over the months ahead, suggesting that selectivity may be an important determinant of investment success. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
February 16, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of August 1, 2015, through January 31, 2016, as provided by David Horsfall and David Bowser, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended January 31, 2016, Dreyfus Short Term Income Fund’s Class D shares produced a total return of –0.87%, and Class P shares produced a total return of –0.91%.1 In comparison, the fund’s benchmark, the BofA Merrill Lynch 1-5 Year Corporate/Government Index (the “Index”), achieved a total return of 0.74% for the same period.2

Fixed income securities produced disparate returns over the reporting period, with U.S. government securities outperforming riskier corporate-backed bonds. The fund lagged its benchmark, mainly due to shortfalls among corporate-backed bonds and commercial mortgage-backed securities.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income. To pursue its goal, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities of U.S. or foreign issuers rated investment grade or the unrated equivalent, as determined by Dreyfus. This may include U.S. government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, inflation-indexed securities, asset-backed securities, mortgage-related securities (including CMOs), and foreign bonds. For additional yield, the fund may invest up to 20% of its assets in fixed income securities rated below investment grade (“high yield” or “junk” bonds) to as low as Caa/CCC or the unrated equivalent, as determined by Dreyfus. The fund will focus primarily on U.S. securities, but may invest up to 30% of its total assets in fixed income securities of foreign issuers, including those of issuers in emerging markets. Typically, the fund’s portfolio can be expected to have an average effective maturity and an average effective duration of three years or less.

Volatility Roiled Bond Markets

The fund’s benchmark ended the reporting period with a modestly positive total return, masking heightened volatility over the time under review. Despite a sustained U.S. economic recovery, worries about economic instability in overseas markets dampened investor sentiment worldwide. More specifically, an economic slowdown in China and sharply falling commodity prices triggered a flight to quality over the summer, hurting riskier corporate bonds while sending prices of high-quality U.S. government securities higher. Market volatility continued through the fall when investors reacted to weak global economic data and expectations that the Federal Reserve Board (the “Fed”) would begin to raise short-term interest rates for the first time in nearly ten years, as indeed it did in December. The U.S. bond market remained turbulent in January 2016, when investors again worried that international weakness might derail the U.S. recovery, and demand for relative safe havens in the United States intensified further.

Short-term U.S. government securities produced positive total returns in this challenging environment, but investment-grade corporate bonds lost some value and high yield bonds fell more sharply as credit spreads widened. After an extended period of relatively strong

3

DISCUSSION OF FUND PERFORMANCE (continued)

results, commercial mortgage-backed securities gave back a portion of their earlier gains. In contrast, asset-backed securities and taxable municipal bonds fared relatively well.

Security Selections Dampened Fund Results

The fund’s performance was undermined mainly by our security selections among corporate bonds, as holdings from metals-and-mining companies and energy producers were hit hard by falling commodity prices. Overweighted exposure to high yield bonds weighed particularly heavily on relative performance during a flight to quality that, in our view, punished fundamentally sound issuers along with their weaker counterparts.

The fund fared better in other areas. An overweighted position in shorter-term asset-backed securities and holdings of taxable municipal bonds generally proved beneficial, as these U.S.-centric holdings generally were unaffected by global economic concerns.

Our interest rate strategies had relatively little impact on relative results. We set the fund’s average duration in a modestly short position over much of the reporting period to guard against the possibility of rising interest rates, but we shifted to a market-neutral stance in January.

At times, we employed futures contracts and currency forward contracts to help establish the fund’s interest rate and currency strategies, respectively, and we successfully used swap options to take advantage of changing inflation expectations.

Finding Value in Dislocated Sectors

Heightened market volatility appears likely to persist over the near term. Despite the adverse impact of global economic headwinds on U.S. exports and commodities producers, most analysts currently expect the domestic economy to continue to grow, and the Fed to implement additional, modest rate hikes at some point in 2016.

As of the reporting period’s end, we have maintained a relatively cautious investment posture designed to protect the fund from market uncertainty and volatility. Yet, we are monitoring what we believe to be attractive opportunities in areas that may have been punished too severely during the downturn, and we are prepared to shift toward a more constructive investment posture as market conditions evolve.

February 16, 2016

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. The fixed income securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.

The fund may use derivative instruments, such as options, futures, and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures reflect the absorption of certain fund expenses pursuant to an agreement by The Dreyfus Corporation which may be terminated after December 1, 2016. Had these expenses not been absorbed, the returns would have been lower.

4

2 Source: Lipper Inc. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The BofA Merrill Lynch 1-5 Year Corporate/Government Index is a market value-weighted index that tracks the performance of publicly placed, non-convertible, fixed-rate, coupon-bearing, investment-grade U.S. domestic debt. Maturities of the securities range from one to five years. Investors cannot invest directly in any index.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Short Term Income Fund from August 1, 2015 to January 31, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended January 31, 2016
	Class D	Class P
Expenses paid per $1,000†	$ 3.25	$ 3.50
Ending value (after expenses)	$991.30	$990.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended January 31, 2016
	Class D	Class P
Expenses paid per $1,000†	$ 3.30	$ 3.56
Ending value (after expenses)	$1,021.87	$1,021.62

† Expenses are equal to the fund’s annualized expense ratio of .65% for Class D and .70% for Class P, multiplied by the average value over the period, multiplied by 184/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
January 31, 2016 (Unaudited)

Bonds and Notes - 95.1%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables - 8.1%
AmeriCredit Automobile Receivables Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	1,310,000		1,319,088
AmeriCredit Automobile Receivables Trust, Ser. 2012-1, Cl. D	4.72	3/8/18	1,590,000		1,608,149
AmeriCredit Automobile Receivables Trust, Ser. 2012-2, Cl. D	3.38	4/9/18	1,200,000		1,213,090
AmeriCredit Automobile Receivables Trust, Ser. 2012-4, Cl. D	2.68	10/9/18	655,000		661,379
AmeriCredit Automobile Receivables Trust, Ser. 2012-5, Cl. D	2.35	12/10/18	415,000		417,902
AmeriCredit Automobile Receivables Trust, Ser. 2013-1, Cl. D	2.09	2/8/19	840,000		843,269
AmeriCredit Automobile Receivables Trust, Ser. 2014-1, Cl. D	2.54	6/8/20	920,000		921,098
Capital Auto Receivables Asset Trust, Ser. 2013-1, Cl. D	2.19	9/20/21	440,000		440,086
DT Auto Owner Trust, Ser. 2014-2A, Cl. C	2.46	1/15/20	2,000,000	[a]	1,999,162
Exeter Automobile Receivables Trust, Ser. 2013-2A, Cl. B	3.09	7/16/18	964,573	[a]	965,940
Santander Drive Auto Receivables Trust, Ser. 2011-4, Cl. D	4.74	9/15/17	525,256		529,563
Santander Drive Auto Receivables Trust, Ser. 2012-5, Cl. C	2.70	8/15/18	794,689		798,449
Santander Drive Auto Receivables Trust, Ser. 2012-6, Cl. D	2.52	9/17/18	755,000		760,008
Santander Drive Auto Receivables Trust, Ser. 2013-1, Cl. D	2.27	1/15/19	575,000		576,211
Santander Drive Auto Receivables Trust, Ser. 2013-2, Cl. D	2.57	3/15/19	1,460,000		1,475,456
SMART Trust, Ser. 2013-2US, Cl. A4A	1.18	2/14/19	1,526,694		1,521,274
				16,050,124
Asset-Backed Ctfs./Home Equity Loans - 2.1%
Countrywide Asset-Backed Certificates, Ser. 2004-6, Cl. 2A5	1.21	11/25/34	1,031,153	[b]	1,003,220
First NLC Trust, Ser. 2005-2, Cl. M1	0.91	9/25/35	387,870	[b]	381,306
New Century Homes Equity Loan Trust, Ser. 2005-3, Cl. M2	0.92	7/25/35	1,050,000	[b]	1,020,587
Securitized Asset Backed Receivables Trust, Ser. 2005-OP2, Cl. A2C	0.75	10/25/35	1,856,429	[b]	1,785,215
				4,190,328
Commercial Mortgage Pass-Through Ctfs. - 3.1%
Bear Stearns Commercial Mortgage Securities Trust, Ser. 2007-T26, Cl. A4	5.47	1/12/45	568,666	[b]	584,970
Citigroup Commercial Mortgage Trust, Ser. 2007-C6, Cl. A4	5.71	12/10/49	825,000	[b]	852,189
Commercial Mortgage Trust, Ser. 2015-LC19, Cl. AM	3.53	2/10/48	580,000		583,383

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 95.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Commercial Mortgage Pass-Through Ctfs. - 3.1% (continued)
Credit Suisse Mortgage Trust, Ser. 2014-USA, Cl. B	4.18	9/15/37	1,075,000	[a]	1,102,560
Credit Suisse Mortgage Trust, Ser. 2014-USA, Cl. D	4.37	9/15/37	620,000	[a]	586,032
Credit Suisse Mortgage Trust, Ser. 2014-USA, Cl. E	4.37	9/15/37	640,000	[a]	570,378
GAHR Commercial Mortgage Trust, Ser. 2015-NRF, Cl. DFX	3.38	12/15/19	725,000	[a,b]	696,541
Hilton USA Trust, Ser. 2013-HLT, Cl. CFX	3.71	11/5/30	1,145,000	[a]	1,150,803
				6,126,856
Consumer Discretionary - 2.9%
21st Century Fox America, Gtd. Notes	3.00	9/15/22	1,115,000		1,112,861
Comcast, Gtd. Notes	5.70	7/1/19	650,000		733,970
Cox Communications, Sr. Unscd. Notes	6.25	6/1/18	1,170,000	[a]	1,261,582
Sky, Gtd. Notes	2.63	9/16/19	1,220,000	[a]	1,223,122
Time Warner, Gtd. Notes	2.10	6/1/19	900,000		892,318
Volkswagen Group of America Finance, Gtd. Notes	1.25	5/23/17	530,000	[a]	519,482
				5,743,335
Consumer Staples - 3.0%
CVS Health, Sr. Unscd. Notes	2.25	12/5/18	1,520,000		1,532,131
Kraft Heinz Foods, Gtd. Notes	2.80	7/2/20	575,000	[a]	579,597
Pernod Ricard, Sr. Unscd. Notes	4.45	1/15/22	380,000	[a]	402,508
Pernod-Ricard, Sr. Unscd. Notes	2.95	1/15/17	650,000	[a]	656,757
Reynolds American, Gtd. Notes	8.13	6/23/19	800,000		948,878
WM Wrigley Jr., Sr. Unscd. Notes	2.00	10/20/17	1,720,000	[a]	1,726,018
				5,845,889
Energy - 2.6%
Columbia Pipeline Group, Gtd. Notes	4.50	6/1/25	665,000	[a]	600,949
Continental Resources, Gtd. Notes	3.80	6/1/24	445,000		287,995
Energy Transfer Partners, Sr. Unscd. Notes	4.15	10/1/20	775,000		686,719
EQT, Sr. Unscd. Notes	8.13	6/1/19	215,000		232,420
Freeport-McMoran Oil & Gas, Gtd. Notes	6.88	2/15/23	1,070,000		513,600
Kinder Morgan Energy Partners, Gtd. Notes	5.95	2/15/18	596,000		605,368
Repsol Oil & Gas Canada, Sr. Unscd. Bonds	3.75	2/1/21	455,000		371,155

8

Bonds and Notes - 95.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Energy - 2.6% (continued)
Spectra Energy Partners, Sr. Unscd. Notes	2.95	6/15/16	595,000		597,002
Spectra Energy Partners, Sr. Unscd. Notes	2.95	9/25/18	1,130,000		1,108,840
Unit, Gtd. Notes	6.63	5/15/21	290,000		189,950
				5,193,998
Financials - 15.6%
ABN AMRO Bank, Sr. Unscd. Notes	4.25	2/2/17	340,000	[a]	349,595
ABN AMRO Bank, Sr. Unscd. Notes	2.50	10/30/18	760,000	[a]	771,089
AerCap Ireland Capital, Gtd. Notes	4.63	10/30/20	200,000		197,500
American Express Credit, Sr. Unscd. Notes, Ser. F	2.60	9/14/20	455,000		458,069
American International Group, Sr. Unscd. Notes	6.40	12/15/20	925,000		1,079,242
Ameriprise Financial, Jr. Sub. Notes	7.52	6/1/66	212,000	[b]	206,276
Bank of America, Sr. Unscd. Notes	5.65	5/1/18	145,000		155,625
Bank of America, Sr. Unscd. Notes	1.66	1/15/19	1,335,000	[b]	1,332,960
Bank of America, Sr. Unscd. Notes, Ser. 1	3.75	7/12/16	1,020,000		1,031,879
Bank of America, Sr. Unscd. Notes, Ser. L	2.60	1/15/19	1,045,000		1,049,854
Boston Properties, Sr. Unscd. Notes	3.70	11/15/18	365,000		380,061
Capital One, Sr. Unscd. Notes	1.50	3/22/18	1,280,000		1,261,708
CIT Group, Sr. Unscd. Notes	5.00	5/15/17	290,000	[c]	296,887
Citigroup, Sr. Unscd. Notes	4.45	1/10/17	1,000,000		1,028,306
DDR, Sr. Unscd. Notes	4.75	4/15/18	650,000		682,103
Denali Borrower, Sr. Scd. Notes	5.63	10/15/20	575,000	[a]	606,625
Discover Financial Services, Sr. Unscd. Notes	5.20	4/27/22	575,000		626,440
Ford Motor Credit, Sr. Unscd. Notes, Ser. 1	1.33	3/12/19	1,975,000	[b]	1,915,815
General Electric Capital, Gtd. Debs.	6.38	11/15/67	2,965,000	[b]	3,150,312
General Electric Capital, Gtd. Notes	1.13	1/14/19	1,195,000	[b]	1,197,419
Goldman Sachs Group, Sr. Unscd. Notes	2.38	1/22/18	625,000		628,479
Goldman Sachs Group, Sr. Unscd. Notes	1.72	11/15/18	1,295,000	[b]	1,294,325
Goldman Sachs Group, Sr. Unscd. Notes	2.55	10/23/19	725,000		726,356
Goldman Sachs Group, Sr. Unscd. Notes	2.01	11/29/23	795,000	[b]	800,204

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 95.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Financials - 15.6% (continued)
HSBC Holdings, Sr. Unscd. Notes	4.00	3/30/22	1,075,000		1,137,750
Morgan Stanley, Sr. Unscd. Notes	2.13	4/25/18	570,000		570,667
PNC Bank, Sr. Unscd. Notes	2.20	1/28/19	600,000		604,598
Quicken Loans, Gtd. Notes	5.75	5/1/25	475,000	[a]	447,687
Rio Tinto Finance USA, Gtd. Notes	6.50	7/15/18	490,000		526,902
Royal Bank of Scotland, Sub. Notes	9.50	3/16/22	1,210,000	[b]	1,290,518
Simon Property Group, Sr. Unscd. Notes	2.50	9/1/20	1,160,000		1,179,050
Synchrony Financial, Sr. Unscd. Notes	3.00	8/15/19	565,000		568,955
UBS Group Funding, Gtd. Bonds	2.95	9/24/20	420,000	[a]	418,447
Vereit Operating Partnership, Gtd. Notes	2.00	2/6/17	635,000		627,539
Vereit Operating Partnership, Gtd. Notes	3.00	2/6/19	1,065,000		1,011,750
Wells Fargo & Company, Sr. Unscd Notes	2.60	7/22/20	860,000		868,038
Welltower , Sr. Unscd. Notes	2.25	3/15/18	490,000		491,852
				30,970,882
Foreign/Governmental - 1.9%
Brazilian Government, Sr. Unscd. Bonds	4.88	1/22/21	220,000	[c]	210,650
Comision Federal de Electricidad, Sr. Unscd. Notes	4.88	1/15/24	1,230,000	[a]	1,230,000
Hungarian Development Bank, Govt. Gtd. Notes	6.25	10/21/20	645,000	[a]	713,209
Petroleos Mexicanos, Gtd. Notes	3.50	7/18/18	510,000		501,075
Portuguese Government, Sr. Unscd. Notes	5.13	10/15/24	605,000	[a]	624,965
Uruguayan Government, Sr. Unscd. Notes	4.50	8/14/24	195,000	[c]	198,413
Uruguayan Government, Sr. Unscd. Notes	4.38	10/27/27	345,000		338,962
				3,817,274
Health Care - 2.9%
Anthem, Sr. Unscd. Notes	2.30	7/15/18	815,000		820,759
Celgene, Sr. Unscd. Notes	2.13	8/15/18	600,000		601,870
Fresenius Medical Care US Finance II, Gtd. Notes	4.13	10/15/20	370,000	[a]	376,244
Gilead Sciences, Sr. Unscd. Notes	2.55	9/1/20	1,085,000		1,099,340
Medtronic, Gtd. Notes	2.50	3/15/20	1,190,000		1,209,243

10

Bonds and Notes - 95.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Health Care - 2.9% (continued)
Zimmer Biomet Holdings, Sr. Unscd. Notes	2.70	4/1/20	1,660,000		1,653,239
				5,760,695
Industrials - .2%
Waste Management, Gtd. Notes	6.10	3/15/18	365,000		398,034
Information Technology - .3%
Hewlett Packard Enterprise, Sr. Unscd. Notes	4.40	10/15/22	595,000	[a]	588,261
Materials - .3%
Freeport-McMoRan, Gtd. Notes	2.15	3/1/17	195,000		163,800
Freeport-McMoRan, Gtd. Notes	3.55	3/1/22	430,000		184,900
Freeport-McMoRan, Gtd. Notes	3.88	3/15/23	380,000		156,750
				505,450
Municipal Bonds - .5%
New Jersey Economic Development Authority, School Facilities Construction Revenue	4.45	6/15/20	1,055,000		1,075,541
Residential Mortgage Pass-Through Ctfs. - .7%
Credit Suisse First Boston Mortgage Securities, Ser. 2004-7, Cl. 6A1	5.25	10/25/19	64,254		65,278
Impac Secured Assets Trust, Ser. 2006-2, Cl. 2A1	0.78	8/25/36	1,291,668	[b]	1,272,858
				1,338,136
Telecommunications - 1.1%
AT&T, Sr. Unscd. Notes	1.32	11/27/18	545,000	[b]	545,240
AT&T, Sr. Unscd. Notes	3.88	8/15/21	525,000		549,855
Digicel, Sr. Unscd. Notes	6.00	4/15/21	645,000	[a]	565,181
Verizon Communications, Sr. Unscd. Notes	3.65	9/14/18	505,000		528,878
				2,189,154
U.S. Government Agencies - 2.6%
Federal National Mortgage Association, Notes	0.88	8/28/17	5,100,000	[d]	5,108,476
U.S. Government Agencies/Mortgage-Backed - .0%
Federal National Mortgage Association,
Gtd. Pass-Through Ctfs., REMIC, Ser. 2003-49, Cl. JE, 3.00%, 4/25/33			55,284	d	56,445
Government National Mortgage Association II:
7.00%, 12/20/30-4/20/31			6,587		7,975
7.50%, 11/20/29-12/20/30			6,453		7,545
				71,965
U.S. Government Securities - 46.3%
U.S. Treasury Floating Rate Notes	0.52	10/31/17	9,500,000	[b]	9,499,221
U.S. Treasury Notes	0.25	5/15/16	120,000		119,937

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STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 95.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
U.S. Government Securities - 46.3% (continued)
U.S. Treasury Notes	0.63	6/30/17	14,290,000		14,273,809
U.S. Treasury Notes	0.63	7/31/17	9,255,000	[c]	9,241,266
U.S. Treasury Notes	1.13	6/15/18	20,980,000		21,109,069
U.S. Treasury Notes	0.88	7/15/18	10,100,000		10,097,041
U.S. Treasury Notes	1.63	6/30/20	13,245,000		13,444,708
U.S. Treasury Notes	1.63	7/31/20	2,700,000		2,740,554
U.S. Treasury Notes	1.38	9/30/20	11,265,000		11,301,960
				91,827,565
Utilities - .9%
Calpine, Sr. Unscd. Notes	5.75	1/15/25	565,000		509,912
Enel, Jr. Sub. Bonds	8.75	9/24/73	300,000	[a,b]	330,750
Exelon Generation, Sr. Unscd. Notes	6.20	10/1/17	515,000		547,625
Sempra Energy, Sr. Unscd. Notes	6.50	6/1/16	435,000		442,701
				1,830,988
Total Bonds and Notes (cost $189,981,521)			188,632,951
Short-Term Investments - .2%

U.S. Treasury Bills (cost $354,979)	0.21	2/11/16	355,000	[e]	354,980
Other Investment - 2.6%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $5,199,555)			5,199,555	[f]	5,199,555
Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund (cost $206,700)			206,700	[f]	206,700
Total Investments (cost $195,742,755)			98.0%	194,394,186
Cash and Receivables (Net)			2.0%	4,066,154
Net Assets			100.0%	198,460,340

REMIC—Real Estate Mortgage Investment Conduit

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, these securities were valued at $21,063,484 or 10.6% of net assets.

b Variable rate security—interest rate subject to periodic change.

c Security, or portion thereof, on loan. At January 31, 2016, the value of the fund’s securities on loan was $9,947,216 and the value of the collateral held by the fund was $10,197,120, consisting of cash collateral of $206,700 and U.S. Government & Agency securities valued at $9,990,420.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Held by or on behalf of a counterparty for open financial futures contracts.

f Investment in affiliated money market mutual fund.

12

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government and Agencies/Mortgage-Backed	48.9
Corporate Bonds	29.8
Asset-Backed	10.2
Commercial Mortgage-Backed	3.1
Short-Term/Money Market Investments	2.9
Foreign/Governmental	1.9
Residential Mortgage-Backed	.7
Municipal Bonds	.5
98.0

† Based on net assets.

See notes to financial statements.

13

STATEMENT OF FINANCIAL FUTURES
January 31, 2016 (Unaudited)

	Contracts	Market Value Covered by Contracts ($)	Expiration	Unrealized Appreciation (Depreciation) at 01/31/2016 ($)

Financial Futures Long
Australian 3 Year Bond	53	4,200,990	March 2016	28,468
U.S. Treasury 2 Year Notes	58	12,680,250	March 2016	53,969
U.S. Treasury 5 Year Notes	182	21,962,281	March 2016	56,706
Financial Futures Short
U.S. Treasury 10 Year Notes	93	(12,050,765)	March 2016	(306,609)
Gross Unrealized Appreciation				139,143
Gross Unrealized Depreciation				(306,609)

See notes to financial statements.

14

STATEMENT OF OPTIONS WRITTEN

January 31, 2016 (Unaudited)

	Face Amount Covered by Contracts ($)	Value ($)
Call Options:
Brazilian Real,
February 2016 @ BRL 4.4	210,000	(262)
Euro,
March 2016 @ EUR 1.06	210,000	(784)
Hungarian Forint,
February 2016 @ HUF 302	210,000	-
South African Rand,
March 2016 @ ZAR 16	205,000	(5,420)
South Korean Won,
February 2016 @ KRW 1,210	210,000	(1,354)
Swedish Krona,
February 2016 @ SEK 9.5	195,000	-
Put Options:
Brazilian Real,
February 2016 @ BRL 3.5	210,000	(5)
Euro,
March 2016 @ EUR 1.13	210,000	(262)
Total Options Written (premiums received $17,981)		(8,087)

See notes to financial statements.

15

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $9,947,216)—Note 1(c):
Unaffiliated issuers	190,336,500	188,987,931
Affiliated issuers	5,406,255	5,406,255
Cash denominated in foreign currency	2,601	2,546
Receivable for investment securities sold		8,019,501
Dividends, interest and securities lending income receivable		849,829
Cash collateral—Note 4		145,730
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		34,149
Unrealized appreciation on swap agreements—Note 4		18,783
Receivable for futures variation margin—Note 4		9,606
Receivable for shares of Common Stock subscribed		360
Prepaid expenses		31,656
		203,506,346
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		101,647
Cash overdraft due to Custodian		37,992
Payable for investment securities purchased		4,399,903
Liability for securities on loan—Note 1(c)		206,700
Payable for shares of Common Stock redeemed		153,011
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		42,969
Payable for swap variation margin—Note 4		21,955
Outstanding options written, at value (premiums received $17,981)—See Statement of Options Written—Note 4		8,087
Accrued expenses		73,742
		5,046,006
Net Assets ($)		198,460,340
Composition of Net Assets ($):
Paid-in capital		221,600,594
Accumulated distributions in excess of investment income—net		(572,419)
Accumulated net realized gain (loss) on investments		(20,968,003)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions, swap transactions and foreign currency transactions [including ($167,466) net unrealized (depreciation) on financial futures and ($98,447) net unrealized (depreciation) on centrally cleared swap transactions]		(1,599,832)
Net Assets ($)		198,460,340

Net Asset Value Per Share	Class D	Class P
Net Assets ($)	198,075,014	385,326
Shares Outstanding	19,225,605	37,334
Net Asset Value Per Share ($)	10.30	10.32

See notes to financial statements.

16

STATEMENT OF OPERATIONS
Six Months Ended January 31, 2016 (Unaudited)

Investment Income ($):
Income:
Interest	2,122,197
Dividends from affiliated issuers	2,968
Income from securities lending—Note 1(c)	12,789
Total Income	2,137,954
Expenses:
Management fee—Note 3(a)	524,297
Shareholder servicing costs—Note 3(b)	293,709
Professional fees	31,820
Directors’ fees and expenses—Note 3(c)	27,785
Registration fees	18,558
Prospectus and shareholders’ reports	15,880
Custodian fees—Note 3(b)	11,607
Loan commitment fees—Note 2	1,425
Miscellaneous	22,878
Total Expenses	947,959
Less—reduction in expenses due to undertaking—Note 3(a)	(262,745)
Less—reduction in fees due to earnings credits—Note 3(b)	(233)
Net Expenses	684,981
Investment Income—Net	1,452,973
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(1,010,986)
Net realized gain (loss) on options transactions	(52,055)
Net realized gain (loss) on financial futures	(154,059)
Net realized gain (loss) on swap transactions	44,899
Net realized gain (loss) on forward foreign currency exchange contracts	(13,536)
Net Realized Gain (Loss)	(1,185,737)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(1,793,909)
Net unrealized appreciation (depreciation) on options transactions	47,602
Net unrealized appreciation (depreciation) on financial futures	(151,654)
Net unrealized appreciation (depreciation) on swap transactions	(79,664)
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(30,162)
Net Unrealized Appreciation (Depreciation)	(2,007,787)
Net Realized and Unrealized Gain (Loss) on Investments	(3,193,524)
Net (Decrease) in Net Assets Resulting from Operations	(1,740,551)

See notes to financial statements.

17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015
Operations ($):
Investment income—net	1,452,973	2,720,531
Net realized gain (loss) on investments	(1,185,737)	(432,464)
Net unrealized appreciation (depreciation) on investments	(2,007,787)	(2,189,220)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,740,551)	98,847
Dividends to Shareholders from ($):
Investment income—net:
Class D	(1,783,527)	(3,634,599)
Class P	(3,312)	(6,797)
Total Dividends	(1,786,839)	(3,641,396)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class D	14,444,814	31,692,922
Class P	-	42
Dividends reinvested:
Class D	1,642,399	3,347,893
Class P	3,305	6,596
Cost of shares redeemed:
Class D	(29,814,795)	(59,414,428)
Class P	(36,755)	(101,744)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(13,761,032)	(24,468,719)
Total Increase (Decrease) in Net Assets	(17,288,422)	(28,011,268)
Net Assets ($):
Beginning of Period	215,748,762	243,760,030
End of Period	198,460,340	215,748,762
Distributions in excess of investment income—net	(572,419)	(238,553)
Capital Share Transactions (Shares):
Class D
Shares sold	1,388,445	3,001,602
Shares issued for dividends reinvested	158,228	317,356
Shares redeemed	(2,873,608)	(5,630,699)
Net Increase (Decrease) in Shares Outstanding	(1,326,935)	(2,311,741)
Class P
Shares sold	-	4
Shares issued for dividends reinvested	318	624
Shares redeemed	(3,524)	(9,592)
Net Increase (Decrease) in Shares Outstanding	(3,206)	(8,964)

See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	January 31, 2016	Year Ended July 31,
Class D Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	10.48	10.64	10.64	10.72	10.76	10.78
Investment Operations:
Investment income—net[a]	.07	.12	.14	.16	.14	.23
Net realized and unrealized gain (loss) on investments	(.16)	(.11)	.06	.02	.05	.06
Total from Investment Operations	(.09)	.01	.20	.18	.19	.29
Distributions:
Dividends from investment income—net	(.09)	(.17)	(.19)	(.24)	(.23)	(.31)
Dividends from net realized gain on investments	-	-	(.01)	(.02)	-	-
Total Distributions	(.09)	(.17)	(.20)	(.26)	(.23)	(.31)
Net asset value, end of period	10.30	10.48	10.64	10.64	10.72	10.76
Total Return (%)	(.87)[b]	.08	1.94	1.60	1.80	2.67
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.90[c]	.90	.89	.89	.90	.90
Ratio of net expenses to average net assets	.65[c]	.65	.65	.69	.90	.90
Ratio of net investment income to average net assets	1.39[c]	1.18	1.27	1.52	1.33	2.11
Portfolio Turnover Rate	80.47[b]	94.92	175.95	109.51[d]	173.05[d]	118.74
Net Assets, end of period ($ x 1,000)	198,075	215,323	243,233	250,171	250,850	261,652

a Based on average shares outstanding.

b Not annualized.

c Annualized.

d The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended July 31, 2013 and 2012 were 106.46% and 160.80%, respectively.

See notes to financial statements.

19

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	January 31, 2016	Year Ended July 31,
Class P Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	10.49	10.65	10.65	10.74	10.77	10.79
Investment Operations:
Investment income—net[a]	.07	.12	.14	.16	.14	.23
Net realized and unrealized gain (loss) on investments	(.16)	(.12)	.05	.00[b]	.06	.05
Total from Investment Operations	(.09)	-	.19	.16	.20	.28
Distributions:
Dividends from investment income—net	(.08)	(.16)	(.18)	(.23)	(.23)	(.30)
Dividends from net realized gain on investments	-	-	(.01)	(.02)	-	-
Total Distributions	(.08)	(.16)	(.19)	(.25)	(.23)	(.30)
Net asset value, end of period	10.32	10.49	10.65	10.65	10.74	10.77
Total Return (%)	(.91)[c]	.00[d]	1.79	1.56	1.85	2.65
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.03[e]	1.04	1.01	.93	.95	.93
Ratio of net expenses to average net assets	.70[e]	.70	.70	.74	.95	.93
Ratio of net investment income to average net assets	1.34[e]	1.13	1.26	1.50	1.30	2.09
Portfolio Turnover Rate	80.47[c]	94.92	175.95	109.51[f]	173.05[f]	118.74
Net Assets, end of period ($ x 1,000)	385	425	527	803	1,153	1,047

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

f The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended July 31, 2013 and 2012 were 106.46% and 160.80%, respectively.

See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Short Term Income Fund (the “fund”) is a separate non-diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 800 million shares of $.001 par value Common Stock. The fund currently offers two classes of shares: Class D (500 million shares authorized) and Class P (300 million shares anthorized). Class D and Class P shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid

22

prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of January 31, 2016 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	20,240,452	-	20,240,452
Commercial Mortgage-Backed	-	6,126,856	-	6,126,856
Corporate Bonds†	-	59,026,686	-	59,026,686
Foreign Government	-	3,817,274	-	3,817,274
Municipal Bonds†	-	1,075,541	-	1,075,541
Mutual Funds	5,406,255	-	-	5,406,255
Residential Mortgage-Backed	-	1,338,136	-	1,338,136
U.S. Government Agencies /Mortgage-Backed	-	5,180,441	-	5,180,441
U.S. Treasury	-	92,182,545	-	92,182,545
Other Financial Instruments:
Financial Futures††	139,143	-	-	139,143
Forward Foreign Currency Exchange Contracts††	-	34,149	-	34,149
Swaps††	-	18,783	-	18,783
Liabilities ($)
Other Financial Instruments:
Financial Futures††	(306,609)	-	-	(306,609)
Forward Foreign Currency Exchange Contracts††	-	(42,969)	-	(42,969)
Options Written	-	(8,087)	-	(8,087)
Swaps††	-	(98,447)	-	(98,447)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

At January 31, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

24

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended January 31, 2016, The Bank of New York Mellon earned $2,704 from lending portfolio securities, pursuant to the securities lending agreement.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended January 31, 2016 were as follows:

Affiliated Investment Company	Value 7/31/2015 ($)	Purchases ($)	Sales ($)	Value 1/31/2016 ($)	Net Assets (%)
Dreyfus Institutional Preferred Plus Money Market Fund	3,604,614	33,005,638	31,410,697	5,199,555	2.6
Dreyfus Institutional Cash Advantage Fund	378,400	3,524,973	3,696,673	206,700.1
Total	3,983,014	36,530,611	35,107,370	5,406,255	2.7

(e) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended January 31, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended January 31, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended July 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

26

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $18,808,729 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to July 31, 2015. If not applied, $4,178,299 of the carryover expires in fiscal year 2016, $5,740,844 expires in fiscal year 2017 and $4,860,107 expires in fiscal 2018. The fund has $962,865 of post-enactment short-term capital losses and $3,066,614 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2015 was as follows: ordinary income $3,641,396. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million and prior to October 7, 2015, the unsecured credit facility with Citibank, N.A. was $430 million.In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended January 31, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund's average daily net assets and is payable monthly. Dreyfus has contractually

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

agreed, from August 1, 2015 through December 1, 2016, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of neither class (excluding Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .45% of the value of the fund's average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $262,745 during the period ended January 31, 2016.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .20% of the value of the average daily net assets of Class D shares and .25% of the value of the average daily net assets of Class P shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2016, Class D and Class P shares were charged $209,312 and $509 respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended January 31, 2016, the fund was charged $39,273 for transfer agency services and $2,377 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $233.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended January 31, 2016, the fund was charged $11,607 pursuant to the custody agreement.

28

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended January 31, 2016, the fund was charged $1,860 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended January 31, 2016, the fund was charged $5,275 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $84,780, Shareholder Services Plan fees $33,928, custodian fees $16,130, Chief Compliance Officer fees $3,529 and transfer agency fees $13,100, which are offset against an expense reimbursement currently in effect in the amount of $49,820.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts, financial futures, options transactions and swap transactions, during the period ended January 31, 2016, amounted to $162,505,924 and $181,792,935, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended January 31, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at January 31, 2016 are set forth in the Statement of Financial Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates and foreign currencies or as a substitute for an investment. The fund is subject to market risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

30

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

The following summarizes the fund’s call/put options written during the period ended January 31, 2016:

	Face Amount		Options Terminated
	Covered By	Premiums		Net Realized
Option Written	Contracts ($)	Received ($)	Cost ($)	Gain (Loss) ($)
Contracts outstanding July 31, 2015	21,325,000	103,277
Contracts written	6,610,000	73,171
Contracts terminated:
Contracts closed	2,445,000	30,208	210,522	(180,314)
Contracts expired	23,830,000	128,259	-	128,259
Total contracts terminated	26,275,000	158,467	210,522	(52,055)
Contracts outstanding January 31, 2016	1,660,000	17,981

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at Janaury 31, 2016:

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases:
Bank of America
Australian Dollar,
Expiring
2/29/2016	210,000	146,280	148,416	2,136
Citigroup
Indian Rupee,
Expiring
3/31/2016	20,830,000	304,060	303,582	(478)
Goldman Sachs International
Mexican New Peso,
Expiring
3/31/2016	2,720,000	147,118	149,306	2,188
Norwegian Krone,
Expiring
2/29/2016	5,180,000	591,022	596,481	5,459
JP Morgan Chase Bank
Turkish Lira,
Expiring
3/31/2016	450,000	146,970	149,623	2,653
Sales:
Bank of America
New Zealand Dollar,
Expiring
2/29/2016	480,000	309,975	310,263	(288)
Swiss Franc,
Expiring
2/29/2016	305,000	300,857	298,102	2,755
Thai Baht,
Expiring
3/31/2016	21,900,000	600,246	611,854	(11,608)

32

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts		Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Sales: (continued)
Barclays Bank
Taiwan Dollar,
Expiring
3/31/2016	4,770,000	142,261	143,126	(865)
Citigroup
Taiwan Dollar,
Expiring
3/31/2016	20,440,000	604,078	613,310	(9,232)
Goldman Sachs International
Japanese Yen,
Expiring
2/29/2016	36,280,000	298,699	299,840	(1,141)
South Korean Won,
Expiring
3/31/2016	114,330,000	94,390	95,215	(825)
JP Morgan Chase Bank
Canadian Dollar,
Expiring
2/29/2016	200,000	140,302	142,764	(2,462)
Euro,
Expiring
2/29/2016	485,000	525,633	525,774	(141)
Hong Kong Dollar,
Expiring
1/19/2017	1,190,000	150,690	152,279	(1,589)
Malaysian Ringgit,
Expiring
3/31/2016	420,000	95,640	100,624	(4,984)
Peruvian New Sol,
Expiring
10/21/2016	2,045,000	587,998	569,040	18,958
South African Rand,
Expiring
3/31/2016	3,325,000	199,168	206,774	(7,606)
South Korean Won,
Expiring
3/31/2016	250,150,000	206,578	208,328	(1,750)
Gross Unrealized Appreciation				34,149
Gross Unrealized Depreciation				(42,969)

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap transactions in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

34

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. There is minimal counterparty risk to the fund with centrally cleared swaps since they are exchange traded and the exchange guarantees these swaps against default.The following summarizes open interest rate swaps entered into by the fund at January 31, 2016:

OTC Interest Rate Swaps

Notional Amount ($)	Currency/ Floating Rate	Counterparty	(Pay) Receive Fixed Rate (%)	Expiration	Unrealized Appreciation ($)
9,190,000	USD - 1 YEAR US CPI URBAN CONSUMERS NSA	Deutsche Bank	0.34	10/1/2016	9,898
20,840,000	USD - 1 YEAR US CPI URBAN CONSUMERS NSA	Deutsche Bank	0.41	10/2/2016	8,885

Gross Unrealized Appreciation					18,783

CPI—Consumer Price Index

NSA—Not Seasonally Adjusted

USD—United States Dollar

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on index issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. The following summarizes open credit default swaps entered into by the fund at January 31, 2016:

Centrally Cleared Credit Default Swaps

Reference Obligation ($)†	Notional Amount($) [1]	(Pay) Receive Fixed Rate (%)	Implied Credit Spread(%) [2]	Market Value ($)	Upfront Premiums Received (Paid) ($)	Unrealized (Depreciation) ($)
Purchased Contracts:[3]
Bank of America
DOW JONES CDX.NA.HY.25 INDEX
12/20/2020††	4,000,000	5.00	5.10	(18,937)	79,510	(98,447)

Gross Unrealized Depreciation						(98,447)

† Clearing House-Chicago Mercantile Exchange

†† Expiration Date

1 The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

36

2 Implied credit spreads, represented in absolute terms, utilized in determining the market value as of the period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

3 If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of January 31, 2016 is shown below:

	Derivative Assets ($)		Derivative Liabilities ($)
Interest rate risk[1,2]	157,926	Interest rate risk[1]	(306,609)
Foreign exchange risk[3]	34,149	Foreign exchange risk[3,4]	(51,056)
Credit risk	-	Credit risk[2]	(98,447)
Gross fair value of derivatives contracts	192,075		(456,112)

Statement of Assets and Liabilities location:

1 Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.

2 Includes cumulative appreciation (depreciation) on swap agreements as reported in the swap tables in Note 4. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on cleared swap agreements, are reported in the Statement of Assets and Liabilities.

3 Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

4 Outstanding options written, at value.

37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The effect of derivative instruments in the Statement of Operations during the period ended January 31, 2016 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Financial Futures [5]	Options Transactions [6]	Forward Contracts [7]	Swap Transactions [8]	Total
Interest rate	(154,059)	-	-	(53,548)	(207,607)
Foreign exchange	-	(52,055)	(13,536)	-	(65,591)
Credit	-	-	-	98,447	98,447
Total	(154,059)	(52,055)	(13,536)	44,899	(174,751)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Financial Futures [9]	Options Transactions [10]	Forward Contracts [11]	Swap Transactions [12]	Total
Interest rate	(151,654)	-	-	18,783	(132,871)
Foreign exchange	-	47,602	(30,162)	-	17,440
Credit	-	-	-	(98,447)	(98,447)
Total	(151,654)	47,602	(30,162)	(79,664)	(213,878)

Statement of Operations location:

5 Net realized gain (loss) on financial futures.

6 Net realized gain (loss) on options transactions.

7 Net realized gain (loss) on forward foreign currency exchange contracts.

8 Net realized gain (loss) on swap transactions.

9 Net unrealized appreciation (depreciation) on financial futures.

10 Net unrealized appreciation (depreciation) on options transactions.

11 Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

12 Net unrealized appreciation (depreciation) on swap transactions.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At January 31, 2016, derivative assets and liabilities (by type) on a gross basis are as follows:

38

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Financial futures	139,143	(306,609)
Options	-	(8,087)
Forward contracts	34,149	(42,969)
Swaps	18,783	(98,447)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	192,075	(456,112)
Derivatives not subject to
Master Agreements	(139,143)	405,056
Total gross amount of assets
and liabilities subject to
Master Agreements	52,932	(51,056)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of January 31, 2016:†

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
Bank of America	4,891		(4,891)	-	-
Deutsche Bank	18,783		-	-	18,783
Goldman Sachs International	7,647		(7,647)	-	-
JP Morgan Chase Bank	21,611		(18,532)	-	3,079
Total	52,932		(31,070)	-	21,862

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Bank of America	(11,896)		4,891	-	(7,005)
Barclays Bank	(865)		-	-	(865)
Citigroup	(9,977)		-	-	(9,977)
Goldman Sachs International	(9,786)		7,647	-	(2,139)
JP Morgan Chase Bank	(18,532)		18,532	-	-
Total	(51,056)		31,070	-	(19,986)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
† See Statement of Investments for detailed information regarding collateral held for open financial futures contracts.

The following summarizes the average market value of derivatives outstanding during the period ended January 31, 2016:

39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Average Market Value ($)
Interest rate financial futures	44,079,163
Foreign currency options contracts	71,188
Forward contracts	7,773,618

The following summarizes the average notional value of swap agreements outstanding during the period ended January 31, 2016:

Average Notional Value ($)
Interest rate swap agreements	21,097,143
Credit default swap agreements	571,429

At January 31, 2016, accumulated net unrealized depreciation on investments was $1,348,569, consisting of $918,463 gross unrealized appreciation and $2,267,032 gross unrealized depreciation.

At January 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

40

NOTES

41

For More Information

Dreyfus Short Term Income Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class D:DSTIX Class P:DSHPX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0083SA0116

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

                  Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Grade Funds, Inc.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    March 23. 2016

By:       /s/James Windels

            James Windels,

            Treasurer

Date:   March 23, 2016

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)